                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-1882-6/04

                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide Variable Account-4.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           --------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 34. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Income & Growth Fund - Class III (ACVPIncGr3)
         467,977 shares (cost $2,966,640) .........................................   $  3,177,562

      American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
         93,262 shares (cost $843,352) ............................................        898,108

      American Century VP - Value Fund - Class III (ACVPVal3)
         456,531 shares (cost $3,480,435) .........................................      3,711,597

      Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R (FidVIPEIS2R)
         164,106 shares (cost $3,637,010) .........................................      3,815,473

      Fidelity(R) VIP - Growth Portfolio - Service Class 2 R (FidVIPGrS2R)
         74,641 shares (cost $2,248,251) ..........................................      2,313,872

      Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R
         (FidVIPConS2R) 194,336 shares (cost $4,410,406) ..........................      4,710,708

      Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3)
         466,103 shares (cost $5,630,062) .........................................      5,350,861

      Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6)
         10,880 shares (cost $116,270) ............................................        117,070

      Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6)
         33,218 shares (cost $340,565) ............................................        340,815

      Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6)
         107,407 shares (cost $1,135,266) .........................................      1,144,956

      Gartmore GVIT ID Moderately Aggressive Fund - Class VI (GVITIDModAg6)
         33,316 shares (cost $355,324) ............................................        360,142

      Gartmore GVIT ID Moderately Conservative Fund - Class VI (GVITIDModCon6)
         25,868 shares (cost $271,335) ............................................        271,609

      Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
         41,945 shares (cost $918,470) ............................................        958,859

      Gartmore GVIT Money Market Fund II - Class I (GVITMyMkt2)
         189,788,350 shares (cost $189,788,350) ...................................    189,788,350

      Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
         70,988 shares (cost $714,099) ............................................        741,829

      Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3)
         74,025 shares (cost $935,520) ............................................        987,492

      Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3)
         209,010 shares (cost $2,494,991) .........................................      2,549,921

      Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
         73,448 shares (cost $1,566,810) ..........................................      1,706,204

      Rydex Variable Trust - Arktos Fund (RyArktos)
         497,619 shares (cost $11,799,265) ........................................     11,400,445

      Rydex Variable Trust - Banking Fund (RyBank)
         302,508 shares (cost $9,961,082) .........................................     10,118,884

      Rydex Variable Trust - Basic Materials Fund (RyBasicM)
         509,203 shares (cost $13,829,119) ........................................     14,863,650

      Rydex Variable Trust - Biotechnology Fund (RyBioTech)
         772,858 shares (cost $14,876,089) ........................................     15,024,360

      Rydex Variable Trust - Consumer Products Fund (RyConsProd)
         758,166 shares (cost $23,880,001) ........................................   $ 24,458,441

      Rydex Variable Trust - Electronics Fund (RyElec)
         204,175 shares (cost $3,041,733) .........................................      3,101,414

      Rydex Variable Trust - Energy Fund (RyEnergy)
         1,336,661 shares (cost $32,790,391) ......................................     34,258,629

      Rydex Variable Trust - Energy Services Fund (RyEnSvc)
         423,717 shares (cost $7,395,630) .........................................      7,571,814

      Rydex Variable Trust - Financial Services Fund (RyFinSvc)
         657,879 shares (cost $17,552,297) ........................................     17,802,205

      Rydex Variable Trust - Health Care Fund (RyHealthC)
         1,100,319 shares (cost $28,075,808) ......................................     27,915,085

      Rydex Variable Trust - Internet Fund (RyNet)
         1,705,797 shares (cost $26,398,073) ......................................     27,565,673

      Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow)
         15,327 shares (cost $747,100) ............................................        741,205

      Rydex Variable Trust - Inverse Mid-Cap Fund (RyInMidCap)
         19,341 shares (cost $954,939) ............................................        931,861

      Rydex Variable Trust - Inverse Small-Cap Fund (RyInSmCap)
         266,797 shares (cost $13,731,790) ........................................     12,710,221

      Rydex Variable Trust - Juno Fund (RyJuno)
         705,048 shares (cost $17,667,388) ........................................     17,153,822

      Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro)
         252,392 shares (cost $5,654,189) .........................................      5,628,335

      Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan)
         468,390 shares (cost $12,313,378) ........................................     12,824,506

      Rydex Variable Trust - Large-Cap Growth Fund (RyLgCapGr)
         26,541 shares (cost $676,732) ............................................        676,801

      Rydex Variable Trust - Large-Cap Value Fund (RyLgCapVal)
         60,536 shares (cost $1,540,755) ..........................................      1,544,264

      Rydex Variable Trust - Leisure Fund (RyLeisure)
         574,925 shares (cost $12,885,138) ........................................     12,700,097

      Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow)
         23,071 shares (cost $584,629) ............................................        590,839

      Rydex Variable Trust - Medius Fund (RyMedius)
         932,196 shares (cost $24,344,434) ........................................     24,824,368

      Rydex Variable Trust - Mekros Fund (RyMekros)
         1,349,659 shares (cost $42,406,417) ......................................     43,769,443

      Rydex Variable Trust - Mid-Cap Growth Fund (RyMidCapGr)
         101,559 shares (cost $2,570,094) .........................................      2,589,765

      Rydex Variable Trust - Mid-Cap Value Fund (RyMidCapVal)
         155,004 shares (cost $3,948,992) .........................................      4,030,107

      Rydex Variable Trust - Nova Fund (RyNova)
         9,709,188 shares (cost $72,339,057) ......................................     73,498,556

      Rydex Variable Trust - OTC Fund (RyOTC)
         3,752,653 shares (cost $49,915,253) ......................................     50,848,455

      Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
         1,029,007 shares (cost $8,023,163) .......................................      8,108,576

      Rydex Variable Trust - Real Estate Fund (RyRealEst)
         90,590 shares (cost $2,821,535) ..........................................      2,884,399

      Rydex Variable Trust - Retailing Fund (RyRetail)
         596,304 shares (cost $16,025,439) ........................................     16,183,678

      Rydex Variable Trust - Sector Rotation Fund (RySectRot)
         741,477 shares (cost $7,614,986) .........................................      7,511,159

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

      Rydex Variable Trust - Small-Cap Growth Fund (RySmCapGr)
         303,847 shares (cost $7,808,879) .........................................   $  8,088,404

      Rydex Variable Trust - Small-Cap Value Fund (RySmCapVal)
         422,340 shares (cost $10,731,879) ........................................     11,187,796

      Rydex Variable Trust - Technology Fund (RyTech)
         893,343 shares (cost $13,186,635) ........................................     13,382,280

      Rydex Variable Trust - Telecommunications Fund (RyTele)
         504,521 shares (cost $9,361,126) .........................................      9,737,258

      Rydex Variable Trust - Titan 500 Fund (RyTitan500)
         1,058,020 shares (cost $23,266,873) ......................................     23,911,261

      Rydex Variable Trust - Transportation Fund (RyTrans)
         956,403 shares (cost $25,132,953) ........................................     26,301,089

      Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd)
         892,629 shares (cost $9,841,319) .........................................     10,015,298

      Rydex Variable Trust - Ursa Fund (RyUrsa)
         1,675,661 shares (cost $9,569,274) .......................................      9,283,164

      Rydex Variable Trust - Utilities Fund (RyUtil)
         219,956 shares (cost $3,380,786) .........................................      3,415,924

      Rydex Variable Trust - Velocity 100 Fund (RyVel100)
         647,359 shares (cost $13,935,217) ........................................     14,584,992

      Smith Barney TSF - International All Cap Growth Portfolio (SBTSIntlGro)
         4,543 shares (cost $96,645) ..............................................         51,839

      Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
         258,417 shares (cost $4,683,686) .........................................      4,444,767

      Smith Barney TSF - Money Market Portfolio (SBTSMMkt)
         142,766 shares (cost $142,766) ...........................................        142,766
                                                                                      ------------
            Total investments .....................................................    851,323,323
   Accounts receivable ............................................................        247,916
                                                                                      ------------
            Total assets ..........................................................    851,571,239
Accounts payable                                                                                --
                                                                                      ------------
Contract owners' equity (note 4) ..................................................   $851,571,239
                                                                                      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                          Total        ACVPIncGr3   ACVPUltra3   ACVPVal3
                                                     ---------------   ----------   ----------   --------
Investment activity:
   Reinvested dividends ..........................   $       717,564      31,257          --       25,471
   Mortality and expense risk charges (note 2) ...        (5,383,899)    (17,662)     (4,033)     (19,616)
                                                     ---------------    --------     -------     --------
      Net investment income (loss) ...............        (4,666,335)     13,595      (4,033)       5,855
                                                     ---------------    --------     -------     --------

   Proceeds from mutual fund shares sold .........     3,054,270,781     223,887      53,624      376,061
   Cost of mutual fund shares sold ...............    (3,070,448,225)   (191,556)    (39,512)    (316,393)
                                                     ---------------    --------     -------     --------
      Realized gain (loss) on investments ........       (16,177,444)     32,331      14,112       59,668
   Change in unrealized gain (loss)
      on investments .............................        11,039,261      49,189      14,299       59,273
                                                     ---------------    --------     -------     --------
      Net gain (loss) on investments .............        (5,138,183)     81,520      28,411      118,941
                                                     ---------------    --------     -------     --------
   Reinvested capital gains ......................           154,133          --          --       19,758
                                                     ---------------    --------     -------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    (9,650,385)     95,115      24,378      144,554
                                                     ===============    ========     =======     ========

                                                     FidVIPEIS2R   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
                                                     -----------   -----------   ------------   ----------
Investment activity:
   Reinvested dividends ..........................      36,141         3,015          8,014        213,471
   Mortality and expense risk charges (note 2) ...     (21,106)      (13,876)       (23,685)       (41,005)
                                                      --------      --------       --------     ----------
      Net investment income (loss) ...............      15,035       (10,861)       (15,671)       172,466
                                                      --------      --------       --------     ----------

   Proceeds from mutual fund shares sold .........     223,657       252,969        607,359      3,419,038
   Cost of mutual fund shares sold ...............    (192,878)     (219,560)      (517,221)    (3,557,516)
                                                      --------      --------       --------     ----------
      Realized gain (loss) on investments ........      30,779        33,409         90,138       (138,478)
   Change in unrealized gain (loss)
      on investments .............................      19,261       (33,012)       122,302       (257,239)
                                                      --------      --------       --------     ----------
      Net gain (loss) on investments .............      50,040           397        212,440       (395,717)
                                                      --------      --------       --------     ----------
   Reinvested capital gains ......................       8,880            --             --        125,495
                                                      --------      --------       --------     ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      73,955       (10,464)       196,769        (97,756)
                                                      ========      ========       ========     ==========

                                                     GVITIDAgg6   GVITIDCon6   GVITIDMod6   GVITIDModAg6
                                                     ----------   ----------   ----------   ------------
Investment activity:
   Reinvested dividends ..........................     $  329       1,449         4,683         1,158
   Mortality and expense risk charges (note 2) ...        (49)       (304)       (1,212)         (429)
                                                       ------       -----        ------       -------
      Net investment income (loss) ...............        280       1,145         3,471           729
                                                       ------       -----        ------       -------

   Proceeds from mutual fund shares sold .........         46         187           549        33,925
   Cost of mutual fund shares sold ...............        (46)       (187)         (542)      (33,137)
                                                       ------       -----        ------       -------
      Realized gain (loss) on investments ........         --          --             7           788
   Change in unrealized gain (loss)
      on investments .............................        800         250         9,690         4,818
                                                       ------       -----        ------       -------
      Net gain (loss) on investments .............        800         250         9,697         5,606
                                                       ------       -----        ------       -------
   Reinvested capital gains ......................         --          --            --            --
                                                       ------       -----        ------       -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     $1,080       1,395        13,168         6,335
                                                       ======       =====        ======       =======

                                                     GVITIDModCon6   GVITSMdCpGr3     GVITMyMkt2   GVITNWFund3
                                                     -------------   ------------   ------------   -----------
Investment activity:
   Reinvested dividends ..........................        915                --          111,868       4,084
   Mortality and expense risk charges (note 2) ...       (175)           (7,140)      (1,579,055)     (6,622)
                                                        -----          --------     ------------    --------
      Net investment income (loss) ...............        740            (7,140)      (1,467,187)     (2,538)
                                                        -----          --------     ------------    --------

   Proceeds from mutual fund shares sold .........         99           787,301      910,659,334     455,071
   Cost of mutual fund shares sold ...............        (99)         (755,805)    (910,659,334)   (407,102)
                                                        -----          --------     ------------    --------
      Realized gain (loss) on investments ........         --            31,496               --      47,969
   Change in unrealized gain (loss)
      on investments .............................        274            18,025               --     (34,107)
                                                        -----          --------     ------------    --------
      Net gain (loss) on investments .............        274            49,521               --      13,862
                                                        -----          --------     ------------    --------
   Reinvested capital gains ......................         --                --               --          --
                                                        -----          --------     ------------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      1,014            42,381       (1,467,187)     11,324
                                                        =====          ========     ============    ========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3     RyArktos
                                                     ------------   -------------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................    $      --              --            --               --
   Mortality and expense risk charges (note 2) ...       (6,772)        (20,177)      (11,079)        (138,420)
                                                      ---------      ----------      --------     ------------
      Net investment income (loss) ...............       (6,772)        (20,177)      (11,079)        (138,420)
                                                      ---------      ----------      --------     ------------

   Proceeds from mutual fund shares sold .........      339,076       1,497,359       280,618      359,242,295
   Cost of mutual fund shares sold ...............     (294,604)     (1,302,332)     (231,639)    (361,949,545)
                                                      ---------      ----------      --------     ------------
      Realized gain (loss) on investments ........       44,472         195,027        48,979       (2,707,250)
   Change in unrealized gain (loss)
      on investments .............................      (11,422)       (100,884)       44,922         (297,738)
                                                      ---------      ----------      --------     ------------
      Net gain (loss) on investments .............       33,050          94,143        93,901       (3,004,988)
                                                      ---------      ----------      --------     ------------
   Reinvested capital gains ......................           --              --            --               --
                                                      ---------      ----------      --------     ------------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  26,278          73,966        82,822       (3,143,408)
                                                      =========      ==========      ========     ============

                                                        RyBank       RyBasicM     RyBioTech     RyConsProd
                                                     -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................            --            --            --            --
   Mortality and expense risk charges (note 2) ...      (108,367)      (99,472)     (133,302)     (131,477)
                                                     -----------   -----------   -----------   -----------
      Net investment income (loss) ...............      (108,367)      (99,472)     (133,302)     (131,477)
                                                     -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........    34,188,982    37,745,644    51,142,358    26,781,588
   Cost of mutual fund shares sold ...............   (33,989,178)  (38,025,792)  (51,874,970)  (26,014,885)
                                                     -----------   -----------   -----------   -----------
      Realized gain (loss) on investments ........       199,804      (280,148)     (732,612)      766,703
   Change in unrealized gain (loss)
      on investments .............................      (255,460)      625,928        44,008       410,459
                                                     -----------   -----------   -----------   -----------
      Net gain (loss) on investments .............       (55,656)      345,780      (688,604)    1,177,162
                                                     -----------   -----------   -----------   -----------
   Reinvested capital gains ......................            --            --            --            --
                                                     -----------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (164,023)      246,308      (821,906)    1,045,685
                                                     ===========   ===========   ===========   ===========

                                                        RyElec        RyEnergy      RyEnSvc       RyFinSvc
                                                     ------------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $         --            --            --            --
   Mortality and expense risk charges (note 2) ...        (51,664)     (172,611)      (54,975)     (118,860)
                                                     ------------   -----------   -----------   -----------
      Net investment income (loss) ...............        (51,664)     (172,611)      (54,975)     (118,860)
                                                     ------------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........     37,529,921    32,763,307    39,606,737    21,757,545
   Cost of mutual fund shares sold ...............    (38,124,095)  (30,961,242)  (39,816,126)  (21,423,932)
                                                     ------------   -----------   -----------   -----------
      Realized gain (loss) on investments ........       (594,174)    1,802,065      (209,389)      333,613
   Change in unrealized gain (loss)
      on investments .............................        (34,986)      743,809       208,557      (132,161)
                                                     ------------   -----------   -----------   -----------
      Net gain (loss) on investments .............       (629,160)    2,545,874          (832)      201,452
                                                     ------------   -----------   -----------   -----------
   Reinvested capital gains ......................             --            --            --            --
                                                     ------------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   (680,824)    2,373,263       (55,807)       82,592
                                                     ============   ===========   ===========   ===========

                                                      RyHealthC       RyNet       RyInDyDow   RyInMidCap
                                                     -----------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................            --            --           --           --
   Mortality and expense risk charges (note 2) ...      (135,194)     (147,508)      (2,890)      (3,083)
                                                     -----------   -----------   ----------   ----------
      Net investment income (loss) ...............      (135,194)     (147,508)      (2,890)      (3,083)
                                                     -----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........    32,481,875    41,938,480    2,430,830    7,952,156
   Cost of mutual fund shares sold ...............   (31,862,590)  (40,474,454)  (2,527,001)  (8,035,770)
                                                     -----------   -----------   ----------   ----------
      Realized gain (loss) on investments ........       619,285     1,464,026      (96,171)     (83,614)
   Change in unrealized gain (loss)
      on investments .............................      (504,713)       88,726       (5,896)     (23,078)
                                                     -----------   -----------   ----------   ----------
      Net gain (loss) on investments .............       114,572     1,552,752     (102,067)    (106,692)
                                                     -----------   -----------   ----------   ----------
   Reinvested capital gains ......................            --            --           --           --
                                                     -----------   -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       (20,622)    1,405,244     (104,957)    (109,775)
                                                     ===========   ===========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       RyInSmCap      RyJuno      RyLgCapEuro   RyLgCapJapan
                                                     ------------   -----------   -----------   ------------
Investment activity:
   Reinvested dividends ..........................   $         --            --            --            --
   Mortality and expense risk charges (note 2) ...        (26,369)     (120,913)      (60,822)      (80,876)
                                                     ------------   -----------   -----------   -----------
      Net investment income (loss) ...............        (26,369)     (120,913)      (60,822)      (80,876)
                                                     ------------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........     10,779,071    66,637,281    35,406,831    60,169,440
   Cost of mutual fund shares sold ...............    (10,986,420)  (66,587,617)  (37,618,283)  (61,527,208)
                                                     ------------   -----------   -----------   -----------
      Realized gain (loss) on investments ........       (207,349)       49,664    (2,211,452)   (1,357,768)
   Change in unrealized gain (loss)
      on investments .............................     (1,021,569)     (445,538)      957,576       314,473
                                                     ------------   -----------   -----------   -----------
      Net gain (loss) on investments .............     (1,228,918)     (395,874)   (1,253,876)   (1,043,295)
                                                     ------------   -----------   -----------   -----------
   Reinvested capital gains ......................             --            --            --            --
                                                     ------------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (1,255,287)     (516,787)   (1,314,698)   (1,124,171)
                                                     ============   ===========   ===========   ===========

                                                      RyLgCapGr    RyLgCapVal    RyLeisure     RyLDyDow
                                                     -----------   ----------   -----------   ----------
Investment activity:
   Reinvested dividends ..........................            --           --            --           --
   Mortality and expense risk charges (note 2) ...       (13,449)        (651)     (142,609)      (1,711)
                                                     -----------   ----------   -----------   ----------
      Net investment income (loss) ...............       (13,449)        (651)     (142,609)      (1,711)
                                                     -----------   ----------   -----------   ----------

   Proceeds from mutual fund shares sold .........    27,445,851    1,531,030    20,066,006    2,898,526
   Cost of mutual fund shares sold ...............   (27,670,298)  (1,531,285)  (18,855,109)  (2,834,129)
                                                     -----------   ----------   -----------   ----------
      Realized gain (loss) on investments ........      (224,447)        (255)    1,210,897       64,397
   Change in unrealized gain (loss)
      on investments .............................            69        3,509      (813,280)       6,210
                                                     -----------   ----------   -----------   ----------
      Net gain (loss) on investments .............      (224,378)       3,254       397,617       70,607
                                                     -----------   ----------   -----------   ----------
   Reinvested capital gains ......................            --           --            --           --
                                                     -----------   ----------   -----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (237,827)       2,603       255,008       68,896
                                                     ===========   ==========   ===========   ==========

                                                       RyMedius       RyMekros     RyMidCapGr   RyMidCapVal
                                                     ------------   ------------   ----------   -----------
Investment activity:
   Reinvested dividends ..........................   $         --             --           --           --
   Mortality and expense risk charges (note 2) ...       (101,712)      (268,080)      (1,550)      (5,730)
                                                     ------------   ------------   ----------   ----------
      Net investment income (loss) ...............       (101,712)      (268,080)      (1,550)      (5,730)
                                                     ------------   ------------   ----------   ----------

   Proceeds from mutual fund shares sold .........     55,577,000    301,894,703    4,025,198    5,627,382
   Cost of mutual fund shares sold ...............    (56,660,499)  (309,555,540)  (4,019,372)  (5,428,346)
                                                     ------------   ------------   ----------   ----------
      Realized gain (loss) on investments ........     (1,083,499)    (7,660,837)       5,826      199,036
   Change in unrealized gain (loss)
      on investments .............................      1,259,329      7,063,762       19,671       81,115
                                                     ------------   ------------   ----------   ----------
      Net gain (loss) on investments .............        175,830       (597,075)      25,497      280,151
                                                     ------------   ------------   ----------   ----------
   Reinvested capital gains ......................             --             --           --           --
                                                     ------------   ------------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $     74,118       (865,155)      23,947      274,421
                                                     ============   ============   ==========   ==========

                                                        RyNova          RyOTC       RyPrecMet     RyRealEst
                                                     ------------   ------------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................             --             --            --            --
   Mortality and expense risk charges (note 2) ...       (200,438)      (145,154)      (93,269)      (34,474)
                                                     ------------   ------------   -----------   -----------
      Net investment income (loss) ...............       (200,438)      (145,154)      (93,269)      (34,474)
                                                     ------------   ------------   -----------   -----------

   Proceeds from mutual fund shares sold .........    125,583,850    159,766,947    54,362,763    40,194,261
   Cost of mutual fund shares sold ...............   (124,223,657)  (160,215,893)  (58,840,641)  (40,363,542)
                                                     ------------   ------------   -----------   -----------
      Realized gain (loss) on investments ........      1,360,193       (448,946)   (4,477,878)     (169,281)
   Change in unrealized gain (loss)
      on investments .............................          7,738        517,684      (888,788)      150,641
                                                     ------------   ------------   -----------   -----------
      Net gain (loss) on investments .............      1,367,931         68,738    (5,366,666)      (18,640)
                                                     ------------   ------------   -----------   -----------
   Reinvested capital gains ......................             --             --            --            --
                                                     ------------   ------------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      1,167,493        (76,416)   (5,459,935)      (53,114)
                                                     ============   ============   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                       RyRetail      RySectRot     RySmCapGr   RySmCapVal
                                                     ------------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $         --            --           --           --
                                                     ------------   -----------   ----------   ----------
   Mortality and expense risk charges (note 2) ...        (91,402)      (62,075)     (10,349)     (13,322)
                                                     ------------   -----------   ----------   ----------
      Net investment income (loss) ...............        (91,402)      (62,075)     (10,349)     (13,322)
                                                     ------------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold .........     19,671,001    14,554,208    6,875,355    2,239,403
   Cost of mutual fund shares sold ...............    (19,451,918)  (13,980,598)  (6,775,597)  (2,226,736)
                                                     ------------   -----------   ----------   ----------
      Realized gain (loss) on investments ........        219,083       573,610       99,758       12,667
   Change in unrealized gain (loss)
      on investments .............................        107,904      (760,399)     279,525      455,917
                                                     ------------   -----------   ----------   ----------
      Net gain (loss) on investments .............        326,987      (186,789)     379,283      468,584
                                                     ------------   -----------   ----------   ----------
   Reinvested capital gains ......................             --            --           --           --
                                                     ------------   -----------   ----------   ----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $    235,585      (248,864)     368,934      455,262
                                                     ============   ===========   ==========   ==========

                                                        RyTech        RyTele      RyTitan500     RyTrans
                                                     -----------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................            --            --            --            --
                                                     -----------   -----------   -----------   -----------
   Mortality and expense risk charges (note 2) ...      (109,703)     (106,037)     (168,916)      (56,480)
                                                     -----------   -----------   -----------   -----------
      Net investment income (loss) ...............      (109,703)     (106,037)     (168,916)      (56,480)
                                                     -----------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........    20,611,550    36,470,825    51,570,655    13,065,455
   Cost of mutual fund shares sold ...............   (20,651,055)  (35,896,754)  (52,082,484)  (13,194,450)
                                                     -----------   -----------   -----------   -----------
      Realized gain (loss) on investments ........       (39,505)      574,071      (511,829)     (128,995)
   Change in unrealized gain (loss)
      on investments .............................      (151,895)       71,500     1,149,531     1,080,802
                                                     -----------   -----------   -----------   -----------
      Net gain (loss) on investments .............      (191,400)      645,571       637,702       951,807
                                                     -----------   -----------   -----------   -----------
   Reinvested capital gains ......................            --            --            --            --
                                                     -----------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (301,103)      539,534       468,786       895,327
                                                     ===========   ===========   ===========   ===========

                                                       RyUSGvtBd       RyUrsa        RyUtil       RyVel100
                                                     ------------   -----------   -----------   -----------
Investment activity:
   Reinvested dividends ..........................   $    275,224            --            --            --
   Mortality and expense risk charges (note 2) ...       (124,814)      (98,642)      (57,615)      (82,814)
                                                     ------------   -----------   -----------   -----------
      Net investment income (loss) ...............        150,410       (98,642)      (57,615)      (82,814)
                                                     ------------   -----------   -----------   -----------

   Proceeds from mutual fund shares sold .........     63,516,259    86,911,057    40,004,489    81,048,735
   Cost of mutual fund shares sold ...............    (65,227,928)  (87,849,857)  (39,527,221)  (81,804,128)
                                                     ------------   -----------   -----------   -----------
      Realized gain (loss) on investments ........     (1,711,669)     (938,800)      477,268      (755,393)
   Change in unrealized gain (loss)
      on investments .............................        133,069      (286,110)     (252,577)      976,395
                                                     ------------   -----------   -----------   -----------
      Net gain (loss) on investments .............     (1,578,600)   (1,224,910)      224,691       221,002
                                                     ------------   -----------   -----------   -----------
   Reinvested capital gains ......................             --            --            --            --
                                                     ------------   -----------   -----------   -----------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ (1,428,190)   (1,323,552)      167,076       138,188
                                                     ============   ===========   ===========   ===========

                                                     SBGSFundVal   SBTSIntlGro   SBTSLgCap   SBTSMMkt
                                                     -----------   -----------   ---------   --------
Investment activity:
   Reinvested dividends ..........................          --            --           --         485
   Mortality and expense risk charges (note 2) ...        (181)         (386)     (30,397)     (1,139)
                                                       -------       -------     --------    --------
      Net investment income (loss) ...............        (181)         (386)     (30,397)       (654)
                                                       -------       -------     --------    --------

   Proceeds from mutual fund shares sold .........      65,166        22,172      750,353     156,080
   Cost of mutual fund shares sold ...............     (60,217)      (38,751)    (807,569)   (156,080)
                                                       -------       -------     --------    --------
      Realized gain (loss) on investments ........       4,949       (16,579)     (57,216)         --
   Change in unrealized gain (loss)
      on investments .............................      (2,783)       19,065      232,821          --
                                                       -------       -------     --------    --------
      Net gain (loss) on investments .............       2,166         2,486      175,605          --
                                                       -------       -------     --------    --------
   Reinvested capital gains ......................          --            --           --          --
                                                       -------       -------     --------    --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       1,985         2,100      145,208        (654)
                                                       =======       =======     ========    ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                              Total                   ACVPIncGr3
                                                  ----------------------------   --------------------
                                                       2004           2003          2004       2003
                                                  -------------   ------------   ---------   --------
Investment activity:
   Net investment income (loss) ...............   $  (4,666,335)    (1,120,872)     13,595        459
   Realized gain (loss) on investments ........     (16,177,444)     6,661,372      32,331     10,729
   Change in unrealized gain (loss)
      on investments ..........................      11,039,261        568,183      49,189     33,547
   Reinvested capital gains ...................         154,133         16,120          --         --
                                                  -------------   ------------   ---------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (9,650,385)     6,124,803      95,115     44,735
                                                  -------------   ------------   ---------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     335,116,327    130,353,362     884,883    221,143
   Transfers between funds ....................              --             --     547,028   (132,854)
   Redemptions (note 3) .......................     (51,884,443)   (15,126,375)    (18,049)    (2,735)
   Annuity benefits ...........................         (24,980)        (7,645)         --         --
   Annual contract maintenance charges
      (note 2) ................................          (1,576)        (1,543)         --         --
   Contingent deferred sales charges
      (note 2) ................................        (665,974)      (513,711)        (73)        --
   Adjustments to maintain reserves ...........         187,135         14,507         206        (78)
                                                  -------------   ------------   ---------   --------
         Net equity transactions ..............     282,726,489    114,718,595   1,413,995     85,476
                                                  -------------   ------------   ---------   --------

Net change in contract owners' equity .........     273,076,104    120,843,398   1,509,110    130,211
Contract owners' equity beginning of period ...     578,495,135    198,848,699   1,668,821    376,299
                                                  -------------   ------------   ---------   --------
Contract owners' equity end of period .........   $ 851,571,239    319,692,097   3,177,931    506,510
                                                  =============   ============   =========   ========

CHANGES IN UNITS:
   Beginning units ............................      54,236,306     20,915,214     159,457     45,760
                                                  -------------   ------------   ---------   --------
   Units purchased ............................     541,519,239    229,391,934     157,619     50,969
   Units redeemed .............................    (516,454,881)  (216,343,750)    (25,358)   (41,167)
                                                  -------------   ------------   ---------   --------
   Ending units ...............................      79,300,664     33,963,398     291,718     55,562
                                                  =============   ============   =========   ========

                                                      ACVPUltra3            ACVPVal3
                                                  -----------------   -------------------
                                                    2004     2003        2004       2003
                                                  -------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............    (4,033)   (1,033)      5,855     3,907
   Realized gain (loss) on investments ........    14,112      (127)     59,668   (31,645)
   Change in unrealized gain (loss)
      on investments ..........................    14,299    32,043      59,273    34,484
   Reinvested capital gains ...................        --        --      19,758        --
                                                  -------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    24,378    30,883     144,554     6,746
                                                  -------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   310,954   116,490     964,439   271,205
   Transfers between funds ....................   229,066   (86,246)    929,654   218,878
   Redemptions (note 3) .......................    (4,851)   (1,055)   (145,774)   (9,616)
   Annuity benefits ...........................        --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................        --        --          --        --
   Contingent deferred sales charges
      (note 2) ................................       (93)       --        (835)       (2)
   Adjustments to maintain reserves ...........       (15)        1         193       (50)
                                                  -------   -------   ---------   -------
         Net equity transactions ..............   535,061    29,190   1,747,677   480,415
                                                  -------   -------   ---------   -------

Net change in contract owners' equity .........   559,439    60,073   1,892,231   487,161
Contract owners' equity beginning of period ...   338,713   257,088   1,819,797   355,889
                                                  -------   -------   ---------   -------
Contract owners' equity end of period .........   898,152   317,161   3,712,028   843,050
                                                  =======   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................    34,588    32,296     165,937    41,169
                                                  -------   -------   ---------   -------
   Units purchased ............................    59,027    28,363     205,428    91,303
   Units redeemed .............................    (5,583)  (24,653)    (50,548)  (42,588)
                                                  -------   -------   ---------   -------
   Ending units ...............................    88,032    36,006     320,817    89,884
                                                  =======   =======   =========   =======

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidVIPEIS2R           FidVIPGrS2R
                                                  --------------------   -------------------
                                                     2004        2003       2004       2003
                                                  ----------   -------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $   15,035    12,698     (10,861)     (800)
   Realized gain (loss) on investments ........       30,779   (71,182)     33,409    (1,231)
   Change in unrealized gain (loss)
      on investments ..........................       19,261    30,269     (33,012)   22,914
   Reinvested capital gains ...................        8,880        --          --        --
                                                  ----------   -------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       73,955   (28,215)    (10,464)   20,883
                                                  ----------   -------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      909,893   162,371     636,057    12,605
   Transfers between funds ....................    1,203,347   310,934     587,743   265,788
   Redemptions (note 3) .......................     (152,736)   (9,272)   (168,186)   (9,898)
   Annuity benefits ...........................           --        --          --        --
   Annual contract maintenance charges
      (note 2) ................................           --        --          --        --
   Contingent deferred sales charges
      (note 2) ................................       (3,022)       (2)       (939)      (31)
   Adjustments to maintain reserves ...........          483       (80)        189       (32)
                                                  ----------   -------   ---------   -------
         Net equity transactions ..............    1,957,965   463,951   1,054,864   268,432
                                                  ----------   -------   ---------   -------

Net change in contract owners' equity .........    2,031,920   435,736   1,044,400   289,315
Contract owners' equity beginning of period ...    1,784,156   388,260   1,269,769   135,684
                                                  ----------   -------   ---------   -------
Contract owners' equity end of period .........   $3,816,076   823,996   2,314,169   424,999
                                                  ==========   =======   =========   =======

CHANGES IN UNITS:
   Beginning units ............................      170,311    47,451     130,748    18,215
                                                  ----------   -------   ---------   -------
   Units purchased ............................      224,895   124,887     139,910    49,240
   Units redeemed .............................      (40,257)  (80,509)    (33,724)  (16,718)
                                                  ----------   -------   ---------   -------
   Ending units ...............................      354,949    91,829     236,934    50,737
                                                  ==========   =======   =========   =======

                                                      FidVIPConS2R              GVITGvtBd3
                                                  --------------------   -----------------------
                                                     2004       2003        2004         2003
                                                  ---------   --------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............     (15,671)      (491)     172,466      166,568
   Realized gain (loss) on investments ........      90,138    (17,685)    (138,478)      12,502
   Change in unrealized gain (loss)
      on investments ..........................     122,302     40,495     (257,239)     124,101
   Reinvested capital gains ...................          --         --      125,495       16,120
                                                  ---------   --------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     196,769     22,319      (97,756)     319,291
                                                  ---------   --------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................   1,122,891    165,139    2,485,023    1,242,154
   Transfers between funds ....................     866,749   (383,723)  (1,191,826)   7,201,653
   Redemptions (note 3) .......................     (68,122)    (3,501)    (250,751)     (67,265)
   Annuity benefits ...........................          --         --           --           --
   Annual contract maintenance charges
      (note 2) ................................          --         --           --           --
   Contingent deferred sales charges
      (note 2) ................................         (37)        --       (5,180)        (658)
   Adjustments to maintain reserves ...........         343        (27)        (101)          50
                                                  ---------   --------   ----------   ----------
         Net equity transactions ..............   1,921,824   (222,112)   1,037,165    8,375,934
                                                  ---------   --------   ----------   ----------

Net change in contract owners' equity .........   2,118,593   (199,793)     939,409    8,695,225
Contract owners' equity beginning of period ...   2,592,565    721,850    4,411,443    7,622,031
                                                  ---------   --------   ----------   ----------
Contract owners' equity end of period .........   4,711,158    522,057    5,350,852   16,317,256
                                                  =========   ========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     237,814     83,617      407,518      707,893
                                                  ---------   --------   ----------   ----------
   Units purchased ............................     253,260     28,355      510,296      889,277
   Units redeemed .............................     (81,275)   (56,317)    (419,981)    (118,466)
                                                  ---------   --------   ----------   ----------
   Ending units ...............................     409,799     55,655      497,833    1,478,704
                                                  =========   ========   ==========   ==========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITIDAgg6       GVITIDCon6
                                                  ---------------   --------------
                                                    2004     2003     2004    2003
                                                  --------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............   $    280    --      1,145    --
   Realized gain (loss) on investments ........         --    --         --    --
   Change in unrealized gain (loss)
      on investments ..........................        800    --        250    --
   Reinvested capital gains ...................         --    --         --    --
                                                  --------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,080    --      1,395    --
                                                  --------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    115,989    --    157,680    --
   Transfers between funds ....................         --    --    181,740    --
   Redemptions (note 3) .......................         --    --         --    --
   Annuity benefits ...........................         --    --         --    --
   Annual contract maintenance charges
      (note 2) ................................         --    --         --    --
   Contingent deferred sales charges
      (note 2) ................................         --    --         --    --
   Adjustments to maintain reserves ...........          3    --          2    --
                                                  --------   ---    -------   ---
         Net equity transactions ..............    115,992    --    339,422    --
                                                  --------   ---    -------   ---

Net change in contract owners' equity .........    117,072    --    340,817    --
Contract owners' equity beginning of period ...         --    --         --    --
                                                  --------   ---    -------   ---
Contract owners' equity end of period .........   $117,072    --    340,817    --
                                                  ========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................         --    --         --    --
                                                  --------   ---    -------   ---
   Units purchased ............................     11,428    --     34,005    --
   Units redeemed .............................         --    --         --    --
                                                  --------   ---    -------   ---
   Ending units ...............................     11,428    --     34,005    --
                                                  ========   ===    =======   ===

                                                     GVITIDMod6       GVITIDModAg6
                                                  ----------------   --------------
                                                    2004      2003     2004    2003
                                                  ---------   ----   -------   ----
Investment activity:
   Net investment income (loss) ...............       3,471    --        729    --
   Realized gain (loss) on investments ........           7    --        788    --
   Change in unrealized gain (loss)
      on investments ..........................       9,690    --      4,818    --
   Reinvested capital gains ...................          --    --         --    --
                                                  ---------   ---    -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      13,168    --      6,335    --
                                                  ---------   ---    -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     111,618    --    190,310    --
   Transfers between funds ....................   1,020,171    --    164,148    --
   Redemptions (note 3) .......................          --    --       (650)   --
   Annuity benefits ...........................          --    --         --    --
   Annual contract maintenance charges
      (note 2) ................................          --    --         --    --
   Contingent deferred sales charges
      (note 2) ................................          --    --         --    --
   Adjustments to maintain reserves ...........          (1)   --         (4)   --
                                                  ---------   ---    -------   ---
         Net equity transactions ..............   1,131,788    --    353,804    --
                                                  ---------   ---    -------   ---

Net change in contract owners' equity .........   1,144,956    --    360,139    --
Contract owners' equity beginning of period ...          --    --         --    --
                                                  ---------   ---    -------   ---
Contract owners' equity end of period .........   1,144,956    --    360,139    --
                                                  =========   ===    =======   ===

CHANGES IN UNITS:
   Beginning units ............................          --    --         --    --
                                                  ---------   ---    -------   ---
   Units purchased ............................     112,985    --     45,346    --
   Units redeemed .............................          --    --     (9,964)   --
                                                  ---------   ---    -------   ---
   Ending units ...............................     112,985    --     35,382    --
                                                  =========   ===    =======   ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                   GVITIDModCon6        GVITSMdCpGr3
                                                  ---------------   -------------------
                                                    2004     2003      2004       2003
                                                  --------   ----   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $    740    --       (7,140)     (855)
   Realized gain (loss) on investments ........         --    --       31,496    22,318
   Change in unrealized gain (loss)
      on investments ..........................        274    --       18,025     1,480
   Reinvested capital gains ...................         --    --           --        --
                                                  --------   ---    ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,014    --       42,381    22,943
                                                  --------   ---    ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    158,000    --      333,645   133,121
   Transfers between funds ....................    112,595    --       43,941   115,134
   Redemptions (note 3) .......................         --    --      (22,856)   (5,006)
   Annuity benefits ...........................         --    --           --        --
   Annual contract maintenance charges
      (note 2) ................................         --    --           --        --
   Contingent deferred sales charges
      (note 2) ................................         --    --         (802)       --
   Adjustments to maintain reserves ...........         (1)   --       11,993     3,143
                                                  --------   ---    ---------   -------
         Net equity transactions ..............    270,594    --      365,921   246,392
                                                  --------   ---    ---------   -------

Net change in contract owners' equity .........    271,608    --      408,302   269,335
Contract owners' equity beginning of period ...         --    --      745,472    47,489
                                                  --------   ---    ---------   -------
Contract owners' equity end of period .........   $271,608    --    1,153,774   316,824
                                                  ========   ===    =========   =======

CHANGES IN UNITS:
   Beginning units ............................         --    --       76,349     6,721
                                                  --------   ---    ---------   -------
   Units purchased ............................     26,963    --      117,489    39,917
   Units redeemed .............................         --    --      (82,019)   (9,746)
                                                  --------   ---    ---------   -------
   Ending units ...............................     26,963    --      111,819    36,892
                                                  ========   ===    =========   =======

                                                          GVITMyMkt2                GVITNWFund3
                                                  --------------------------   --------------------
                                                      2004           2003         2004       2003
                                                  ------------   -----------   --------   ---------
Investment activity:
   Net investment income (loss) ...............     (1,467,187)     (748,303)    (2,538)     (2,643)
   Realized gain (loss) on investments ........             --            --     47,969      (9,490)
   Change in unrealized gain (loss)
      on investments ..........................             --            --    (34,107)     86,770
   Reinvested capital gains ...................             --            --         --          --
                                                  ------------   -----------   --------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (1,467,187)     (748,303)    11,324      74,637
                                                  ------------   -----------   --------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    276,141,166   111,041,661    306,628     806,414
   Transfers between funds ....................   (218,359,371)  (62,052,943)  (265,960)   (175,477)
   Redemptions (note 3) .......................    (22,967,229)  (12,491,285)  (113,362)    (13,470)
   Annuity benefits ...........................             --            --       (920)         --
   Annual contract maintenance charges
      (note 2) ................................             --            --         --          --
   Contingent deferred sales charges
      (note 2) ................................       (151,329)     (485,625)      (693)        (83)
   Adjustments to maintain reserves ...........         13,581        (1,836)     1,305        (150)
                                                  ------------   -----------   --------   ---------
         Net equity transactions ..............     34,676,818    36,009,972    (73,002)    617,234
                                                  ------------   -----------   --------   ---------

Net change in contract owners' equity .........     33,209,631    35,261,669    (61,678)    691,871
Contract owners' equity beginning of period ...    156,575,786   107,602,427    805,109     398,598
                                                  ------------   -----------   --------   ---------
Contract owners' equity end of period .........    189,785,417   142,864,096    743,431   1,090,469
                                                  ============   ===========   ========   =========

CHANGES IN UNITS:
   Beginning units ............................     15,999,562    10,851,135     79,403      49,230
                                                  ------------   -----------   --------   ---------
   Units purchased ............................    200,087,583    64,503,328     35,568     110,542
   Units redeemed .............................   (196,558,888)  (60,852,141)   (44,290)    (38,374)
                                                  ------------   -----------   --------   ---------
   Ending units ...............................     19,528,257    14,502,322     70,681     121,398
                                                  ============   ===========   ========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      GVITSmCapGr3          GVITSmCapVal3
                                                  --------------------   -------------------
                                                     2004       2003        2004       2003
                                                  ---------   --------   ---------   -------
Investment activity:
   Net investment income (loss) ...............   $  (6,772)      (521)    (20,177)     (729)
   Realized gain (loss) on investments ........      44,472     10,224     195,027     1,052
   Change in unrealized gain (loss)
      on investments ..........................     (11,422)     7,527    (100,884)   15,640
   Reinvested capital gains ...................          --         --          --        --
                                                  ---------   --------   ---------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      26,278     17,230      73,966    15,963
                                                  ---------   --------   ---------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     219,521    578,239   1,170,517    72,391
   Transfers between funds ....................    (193,755)  (383,912)   (658,359)   14,868
   Redemptions (note 3) .......................     (41,836)    (6,113)   (238,523)     (992)
   Annuity benefits ...........................          --         --          --        --
   Annual contract maintenance charges
      (note 2) ................................          --         --          --        --
   Contingent deferred sales charges
      (note 2) ................................        (169)        (7)       (865)       --
   Adjustments to maintain reserves ...........        (213)       (73)        513       (36)
                                                  ---------   --------   ---------   -------
         Net equity transactions ..............     (16,452)   188,134     273,283    86,231
                                                  ---------   --------   ---------   -------

Net change in contract owners' equity .........       9,826    205,364     347,249   102,194
Contract owners' equity beginning of period ...     977,782     17,485   2,202,929    62,803
                                                  ---------   --------   ---------   -------
Contract owners' equity end of period .........   $ 987,608    222,849   2,550,178   164,997
                                                  =========   ========   =========   =======

CHANGES IN UNITS:
   Beginning units                                  103,064      2,437     200,087     8,822
                                                  ---------   --------   ---------   -------
   Units purchased                                   39,085     95,611     191,268    15,909
   Units redeemed                                   (40,821)   (71,039)   (170,120)   (5,146)
                                                  ---------   --------   ---------   -------
   Ending units                                     101,328     27,009     221,235    19,585
                                                  =========   ========   =========   =======

                                                      GVITSmComp3                RyArktos
                                                  -------------------   -------------------------
                                                     2004       2003        2004          2003
                                                  ---------   -------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............     (11,079)     (932)     (138,420)      (60,279)
   Realized gain (loss) on investments ........      48,979       768    (2,707,250)   (2,447,621)
   Change in unrealized gain (loss)
      on investments ..........................      44,922    24,289      (297,738)      (46,646)
   Reinvested capital gains ...................          --        --            --            --
                                                  ---------   -------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      82,822    24,125    (3,143,408)   (2,554,546)
                                                  ---------   -------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     302,367    64,847       830,886       696,270
   Transfers between funds ....................     184,064    83,733     8,126,694    12,146,050
   Redemptions (note 3) .......................     (17,521)   (2,839)     (598,064)     (124,752)
   Annuity benefits ...........................          --        --            --            --
   Annual contract maintenance charges
      (note 2) ................................          --        --            --            --
   Contingent deferred sales charges
      (note 2) ................................          --        (1)       (7,748)       (1,871)
   Adjustments to maintain reserves ...........         299      (102)       (5,239)         (574)
                                                  ---------   -------   -----------   -----------
         Net equity transactions ..............     469,209   145,638     8,346,529    12,715,123
                                                  ---------   -------   -----------   -----------

Net change in contract owners' equity .........     552,031   169,763     5,203,121    10,160,577
Contract owners' equity beginning of period ...   1,154,499    51,303     6,187,096     6,858,467
                                                  ---------   -------   -----------   -----------
Contract owners' equity end of period .........   1,706,530   221,066    11,390,217    17,019,044
                                                  =========   =======   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     106,111     6,534     1,101,548       752,772
                                                  ---------   -------   -----------   -----------
   Units purchased ............................      71,256    22,376    87,761,837    28,001,773
   Units redeemed .............................     (29,499)   (4,215)  (86,707,043)  (26,359,122)
                                                  ---------   -------   -----------   -----------
   Ending units ...............................     147,868    24,695     2,156,342     2,395,423
                                                  =========   =======   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           RyBank                   RyBasicM
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ----------   --------
Investment activity:
   Net investment income (loss) ...............   $  (108,367)      (8,701)     (99,472)    (2,321)
   Realized gain (loss) on investments ........       199,804      256,503     (280,148)   (30,417)
   Change in unrealized gain (loss)
      on investments ..........................      (255,460)     (28,079)     625,928      2,708
   Reinvested capital gains ...................            --           --           --         --
                                                  -----------   ----------   ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (164,023)     219,723      246,308    (30,030)
                                                  -----------   ----------   ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,167,071      137,679    1,558,470     36,971
   Transfers between funds ....................    (3,619,535)     653,674   (1,167,890)   132,838
   Redemptions (note 3) .......................      (624,869)     (20,126)    (852,804)    (1,305)
   Annuity benefits ...........................            --           --           --         --
   Annual contract maintenance charges
      (note 2) ................................            --           --           --         --
   Contingent deferred sales charges
      (note 2) ................................       (24,296)        (139)     (24,374)       (14)
   Adjustments to maintain reserves ...........         1,920          183        1,702         23
                                                  -----------   ----------   ----------   --------
         Net equity transactions ..............    (3,099,709)     771,271     (484,896)   168,513
                                                  -----------   ----------   ----------   --------

Net change in contract owners' equity .........    (3,263,732)     990,994     (238,588)   138,483
Contract owners' equity beginning of period ...    13,385,712      921,809   15,104,537    298,922
                                                  -----------   ----------   ----------   --------
Contract owners' equity end of period .........   $10,121,980    1,912,803   14,865,949    437,405
                                                  ===========   ==========   ==========   ========

CHANGES IN UNITS:
   Beginning units ............................     1,030,036       91,507    1,218,961     31,224
                                                  -----------   ----------   ----------   --------
   Units purchased ............................     2,979,552    1,496,835    4,595,288    395,156
   Units redeemed .............................    (3,247,275)  (1,415,217)  (4,663,084)  (381,053)
                                                  -----------   ----------   ----------   --------
   Ending units ...............................       762,313      173,125    1,151,165     45,327
                                                  ===========   ==========   ==========   ========

                                                         RyBioTech                RyConsProd
                                                  -----------------------   ----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............     (133,302)     (14,921)    (131,477)     (7,269)
   Realized gain (loss) on investments ........     (732,612)     483,801      766,703      68,108
   Change in unrealized gain (loss)
      on investments ..........................       44,008     (173,649)     410,459      21,278
   Reinvested capital gains ...................           --           --           --          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     (821,906)     295,231    1,045,685      82,117
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    2,091,084      236,905      856,560      41,466
   Transfers between funds ....................    6,468,001    2,045,634   17,444,590     726,843
   Redemptions (note 3) .......................   (1,093,991)     (32,796)    (727,621)    (25,832)
   Annuity benefits ...........................           --           --           --          --
   Annual contract maintenance charges
      (note 2) ................................           --           --           --          --
   Contingent deferred sales charges
      (note 2) ................................      (21,585)        (230)     (20,555)       (631)
   Adjustments to maintain reserves ...........        2,134       (6,066)       1,622        (126)
                                                  ----------   ----------   ----------   ---------
         Net equity transactions ..............    7,445,643    2,243,447   17,554,596     741,720
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity .........    6,623,737    2,538,678   18,600,281     823,837
Contract owners' equity beginning of period ...    8,402,662      359,610    5,859,949   1,290,505
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period .........   15,026,399    2,898,288   24,460,230   2,114,342
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      979,925       58,384      498,453     131,223
                                                  ----------   ----------   ----------   ---------
   Units purchased ............................   10,433,336    3,555,568    4,568,637     662,569
   Units redeemed .............................   (9,676,821)  (3,237,978)  (3,152,549)   (594,327)
                                                  ----------   ----------   ----------   ---------
   Ending units ...............................    1,736,440      375,974    1,914,541     199,465
                                                  ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            RyElec                    RyEnergy
                                                  -------------------------   -----------------------
                                                      2004          2003         2004         2003
                                                  ------------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $    (51,664)      (9,601)    (172,611)      (9,813)
   Realized gain (loss) on investments ........       (594,174)      (9,697)   1,802,065       15,675
   Change in unrealized gain (loss)
      on investments ..........................        (34,986)     (57,002)     743,809      (21,844)
   Reinvested capital gains ...................             --           --           --           --
                                                  ------------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (680,824)     (76,300)   2,373,263      (15,982)
                                                  ------------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      1,024,488      123,522    2,034,181      168,784
   Transfers between funds ....................    (10,481,345)   1,848,011   16,117,980      189,361
   Redemptions (note 3) .......................       (184,071)     (19,669)  (1,171,626)     (49,903)
   Annuity benefits ...........................             --           --      (11,071)          --
   Annual contract maintenance charges
      (note 2) ................................             --           --           --           --
   Contingent deferred sales charges
      (note 2) ................................         (1,388)        (832)     (22,433)        (715)
   Adjustments to maintain reserves ...........          1,696         (872)      15,643         (116)
                                                  ------------   ----------   ----------   ----------
         Net equity transactions ..............     (9,640,620)   1,950,160   16,962,674      307,411
                                                  ------------   ----------   ----------   ----------

Net change in contract owners' equity .........    (10,321,444)   1,873,860   19,335,937      291,429
Contract owners' equity beginning of period ...     13,425,457      257,310   14,938,467    1,394,943
                                                  ------------   ----------   ----------   ----------
Contract owners' equity end of period .........   $  3,104,013    2,131,170   34,274,404    1,686,372
                                                  ============   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      1,114,654       35,621    1,407,669      158,402
                                                  ------------   ----------   ----------   ----------
   Units purchased ............................      3,521,695    2,856,491    6,393,709    1,878,192
   Units redeemed .............................     (4,347,605)  (2,649,261)  (4,949,627)  (1,857,400)
                                                  ------------   ----------   ----------   ----------
   Ending units ...............................        288,744      242,851    2,851,751      179,194
                                                  ============   ==========   ==========   ==========

                                                          RyEnSvc                   RyFinSvc
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (54,975)      (9,732)    (118,860)      (7,708)
   Realized gain (loss) on investments ........     (209,389)     (72,210)     333,613      161,543
   Change in unrealized gain (loss)
      on investments ..........................      208,557       (6,877)    (132,161)     (33,922)
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (55,807)     (88,819)      82,592      119,913
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      650,620      123,067      967,748      145,400
   Transfers between funds ....................    4,030,604      712,683   10,301,822    1,281,233
   Redemptions (note 3) .......................     (399,738)     (37,993)    (906,795)     (15,115)
   Annuity benefits ...........................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................           --           --           --           --
   Contingent deferred sales charges
      (note 2) ................................       (5,467)        (681)     (29,303)        (140)
   Adjustments to maintain reserves ...........          707        3,621        1,457         (128)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............    4,276,726      800,697   10,334,929    1,411,250
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........    4,220,919      711,878   10,417,521    1,531,163
Contract owners' equity beginning of period ...    3,352,149      838,973    7,386,468      524,297
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........    7,573,068    1,550,851   17,803,989    2,055,460
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      285,215       76,321      666,736       59,788
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................    4,320,221    2,413,421    4,170,347    1,441,159
   Units redeemed .............................   (4,037,036)  (2,356,964)  (3,277,547)  (1,287,670)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      568,400      132,778    1,559,536      213,277
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         RyHealthC                    RyNet
                                                  ------------------------   -----------------------
                                                      2004         2003         2004         2003
                                                  -----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (135,194)     (14,356)    (147,508)     (14,145)
   Realized gain (loss) on investments ........       619,285       27,703    1,464,026       30,946
   Change in unrealized gain (loss)
      on investments ..........................      (504,713)     (71,236)      88,726      109,617
   Reinvested capital gains ...................            --           --           --           --
                                                  -----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (20,622)     (57,889)   1,405,244      126,418
                                                  -----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,279,403      276,573    1,705,237      205,706
   Transfers between funds ....................    16,395,064    1,743,979    7,949,445    1,939,882
   Redemptions (note 3) .......................      (912,395)     (39,561)    (930,897)     (25,286)
   Annuity benefits ...........................        (1,200)          --           --           --
   Annual contract maintenance charges
      (note 2) ................................            --           --           --           --
   Contingent deferred sales charges
      (note 2) ................................       (22,803)        (894)     (23,728)        (338)
   Adjustments to maintain reserves ...........         3,188         (429)       3,526         (294)
                                                  -----------   ----------   ----------   ----------
         Net equity transactions ..............    16,741,257    1,979,668    8,703,583    2,119,670
                                                  -----------   ----------   ----------   ----------

Net change in contract owners' equity .........    16,720,635    1,921,779   10,108,827    2,246,088
Contract owners' equity beginning of period ...    11,198,164    1,001,779   17,462,819      340,198
                                                  -----------   ----------   ----------   ----------
Contract owners' equity end of period .........   $27,918,799    2,923,558   27,571,646    2,586,286
                                                  ===========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,154,231      131,266    1,384,802       43,471
                                                  -----------   ----------   ----------   ----------
   Units purchased ............................     6,383,587    2,112,092    5,428,315    1,554,356
   Units redeemed .............................    (4,760,878)  (1,909,751)  (4,809,146)  (1,339,837)
                                                  -----------   ----------   ----------   ----------
   Ending units ...............................     2,776,940      333,607    2,003,971      257,990
                                                  ===========   ==========   ==========   ==========

                                                     RyInDyDow         RyInMidCap
                                                  ---------------   ----------------
                                                    2004     2003      2004     2003
                                                  --------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ...............     (2,890)   --       (3,083)   --
   Realized gain (loss) on investments ........    (96,171)   --      (83,614)   --
   Change in unrealized gain (loss)
      on investments ..........................     (5,896)   --      (23,078)   --
   Reinvested capital gains ...................         --    --           --    --
                                                  --------   ---    ---------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................   (104,957)   --     (109,775)   --
                                                  --------   ---    ---------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      3,776    --        5,893    --
   Transfers between funds ....................    847,188    --    1,040,593    --
   Redemptions (note 3) .......................     (4,793)   --       (4,841)   --
   Annuity benefits ...........................         --    --           --    --
   Annual contract maintenance charges
      (note 2) ................................         --    --           --    --
   Contingent deferred sales charges
      (note 2) ................................         (8)   --           (8)   --
   Adjustments to maintain reserves ...........         (1)   --       (1,872)   --
                                                  --------   ---    ---------   ---
         Net equity transactions ..............    846,162    --    1,039,765    --
                                                  --------   ---    ---------   ---

Net change in contract owners' equity .........    741,205    --      929,990    --
Contract owners' equity beginning of period ...         --    --           --    --
                                                  --------   ---    ---------   ---
Contract owners' equity end of period .........    741,205    --      929,990    --
                                                  ========   ===    =========   ===

CHANGES IN UNITS:
   Beginning units ............................         --    --           --    --
                                                  --------   ---    ---------   ---
   Units purchased ............................    358,710    --      956,920    --
   Units redeemed .............................   (281,881)   --     (860,168)   --
                                                  --------   ---    ---------   ---
   Ending units ...............................     76,829    --       96,752    --
                                                  ========   ===    =========   ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       RyInSmCap                RyJuno
                                                  ------------------   ----------------------
                                                      2004      2003      2004         2003
                                                  -----------   ----   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (26,369)    --     (120,913)     (7,132)
   Realized gain (loss) on investments ........      (207,349)    --       49,664     (53,767)
   Change in unrealized gain (loss)
      on investments ..........................    (1,021,569)    --     (445,538)    112,467
   Reinvested capital gains ...................            --     --           --          --
                                                  -----------    ---   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,255,287)    --     (516,787)     51,568
                                                  -----------    ---   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       (17,199)    --    4,346,598     165,089
   Transfers between funds ....................    14,012,103     --    3,317,097   6,543,329
   Redemptions (note 3) .......................       (29,326)    --     (714,260)    (11,427)
   Annuity benefits ...........................            --     --           --          --
   Annual contract maintenance charges
      (note 2) ................................            --     --           --          --
   Contingent deferred sales charges
      (note 2) ................................           (68)    --       (7,039)       (174)
   Adjustments to maintain reserves ...........            77     --           41         (84)
                                                  -----------    ---   ----------   ---------
         Net equity transactions ..............    13,965,587     --    6,942,437   6,696,733
                                                  -----------    ---   ----------   ---------

Net change in contract owners' equity .........    12,710,300     --    6,425,650   6,748,301
Contract owners' equity beginning of period ...            --     --   10,726,393          --
                                                  -----------    ---   ----------   ---------
Contract owners' equity end of period .........   $12,710,300     --   17,152,043   6,748,301
                                                  ===========    ===   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................            --     --    1,091,091          --
                                                  -----------    ---   ----------   ---------
   Units purchased ............................     2,873,075     --   10,153,126   1,222,489
   Units redeemed .............................    (1,536,439)    --   (9,452,351)   (506,424)
                                                  -----------    ---   ----------   ---------
   Ending units ...............................     1,336,636     --    1,791,866     716,065
                                                  ===========    ===   ==========   =========

                                                        RyLgCapEuro               RyLgCapJapan
                                                  -----------------------   -----------------------
                                                     2004         2003         2004         2003
                                                  ----------   ----------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............      (60,822)     (12,523)     (80,876)     (14,847)
   Realized gain (loss) on investments ........   (2,211,452)     440,152   (1,357,768)     171,307
   Change in unrealized gain (loss)
      on investments ..........................      957,576     (104,299)     314,473     (113,542)
   Reinvested capital gains ...................           --           --           --           --
                                                  ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................   (1,314,698)     323,330   (1,124,171)      42,918
                                                  ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,069,137      119,141      541,280       83,434
   Transfers between funds ....................   (7,329,693)   1,228,726    9,660,864    1,220,105
   Redemptions (note 3) .......................     (431,502)     (28,864)    (658,154)     (12,078)
   Annuity benefits ...........................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ................................           --           --           --           --
   Contingent deferred sales charges
      (note 2) ................................      (15,200)         (73)      (8,916)        (270)
   Adjustments to maintain reserves ...........      (13,538)        (319)       2,036         (514)
                                                  ----------   ----------   ----------   ----------
         Net equity transactions ..............   (6,720,796)   1,318,611    9,537,110    1,290,677
                                                  ----------   ----------   ----------   ----------

Net change in contract owners' equity .........   (8,035,494)   1,641,941    8,412,939    1,333,595
Contract owners' equity beginning of period ...   13,657,286    1,783,989    4,412,984    2,531,515
                                                  ----------   ----------   ----------   ----------
Contract owners' equity end of period .........    5,621,792    3,425,930   12,825,923    3,865,110
                                                  ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................    1,241,111      228,764      458,873      357,322
                                                  ----------   ----------   ----------   ----------
   Units purchased ............................    3,939,564    3,752,304    9,555,273    5,438,341
   Units redeemed .............................   (4,654,246)  (3,583,994)  (8,780,322)  (5,249,516)
                                                  ----------   ----------   ----------   ----------
   Ending units ...............................      526,429      397,074    1,233,824      546,147
                                                  ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       RyLgCapGr           RyLgCapVal
                                                  ------------------   ----------------
                                                      2004      2003      2004     2003
                                                  -----------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ...............   $   (13,449)    --        (651)    --
   Realized gain (loss) on investments ........      (224,447)    --        (255)    --
   Change in unrealized gain (loss)
      on investments ..........................            69     --       3,509     --
   Reinvested capital gains ...................            --     --          --     --
                                                  -----------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (237,827)    --       2,603     --
                                                  -----------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................             3     --     132,520     --
   Transfers between funds ....................     1,096,314     --   1,409,200     --
   Redemptions (note 3) .......................      (180,871)    --         (60)    --
   Annuity benefits ...........................            --     --          --     --
   Annual contract maintenance charges
      (note 2) ................................            --     --          --     --
   Contingent deferred sales charges
      (note 2) ................................          (817)    --          --     --
   Adjustments to maintain reserves ...........            38     --           7     --
                                                  -----------    ---   ---------    ---
         Net equity transactions ..............       914,667     --   1,541,667     --
                                                  -----------    ---   ---------    ---

Net change in contract owners' equity .........       676,840     --   1,544,270     --
Contract owners' equity beginning of period ...            --     --          --     --
                                                  -----------    ---   ---------    ---
Contract owners' equity end of period .........   $   676,840     --   1,544,270     --
                                                  ===========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ............................            --     --          --     --
                                                  -----------    ---   ---------    ---
   Units purchased ............................     2,968,133     --     334,328     --
   Units redeemed .............................    (2,901,609)    --    (182,675)    --
                                                  -----------    ---   ---------    ---
   Ending units ...............................        66,524     --     151,653     --
                                                  ===========    ===   =========    ===

                                                         RyLeisure            RyLDyDow
                                                  ----------------------   ---------------
                                                     2004         2003       2004     2003
                                                  ----------   ---------   --------   ----
Investment activity:
   Net investment income (loss) ...............     (142,609)     (2,680)    (1,711)    --
   Realized gain (loss) on investments ........    1,210,897       6,308     64,397     --
   Change in unrealized gain (loss)
      on investments ..........................     (813,280)     21,071      6,210     --
   Reinvested capital gains ...................           --          --         --     --
                                                  ----------   ---------   --------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      255,008      24,699     68,896     --
                                                  ----------   ---------   --------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,303,797      73,628     73,496     --
   Transfers between funds ....................    1,665,995     354,156    449,691     --
   Redemptions (note 3) .......................     (887,194)     (3,661)    (1,244)    --
   Annuity benefits ...........................           --          --         --     --
   Annual contract maintenance charges
      (note 2) ................................           --          --         --     --
   Contingent deferred sales charges
      (note 2) ................................      (29,517)         (4)        --     --
   Adjustments to maintain reserves ...........        2,524         995          4     --
                                                  ----------   ---------   --------    ---
         Net equity transactions ..............    2,055,605     425,114    521,947     --
                                                  ----------   ---------   --------    ---

Net change in contract owners' equity .........    2,310,613     449,813    590,843     --
Contract owners' equity beginning of period ...   10,392,637     553,680         --     --
                                                  ----------   ---------   --------    ---
Contract owners' equity end of period .........   12,703,250   1,003,493    590,843     --
                                                  ==========   =========   ========    ===

CHANGES IN UNITS:
   Beginning units ............................      801,265      56,410         --     --
                                                  ----------   ---------   --------    ---
   Units purchased ............................    2,257,221     533,420    436,846     --
   Units redeemed .............................   (2,129,761)   (498,328)  (379,030)    --
                                                  ----------   ---------   --------    ---
   Ending units ...............................      928,725      91,502     57,816     --
                                                  ==========   =========   ========    ===

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          RyMedius                    RyMekros
                                                  ------------------------   -------------------------
                                                      2004         2003          2004          2003
                                                  -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $  (101,712)     (17,753)     (268,080)      (54,690)
   Realized gain (loss) on investments ........    (1,083,499)     113,767    (7,660,837)    3,511,818
   Change in unrealized gain (loss)
      on investments ..........................     1,259,329      (39,189)    7,063,762       (11,371)
   Reinvested capital gains ...................            --           --            --            --
                                                  -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................        74,118       56,825      (865,155)    3,445,757
                                                  -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       989,805      271,357     1,821,752       369,451
   Transfers between funds ....................    11,281,992      402,656   (22,633,768)   (1,291,260)
   Redemptions (note 3) .......................    (1,057,144)     (64,427)   (2,420,523)     (189,137)
   Annuity benefits ...........................            --           --          (852)           --
   Annual contract maintenance charges
      (note 2) ................................            --           --            --            --
   Contingent deferred sales charges
      (note 2) ................................       (14,231)        (672)      (45,239)       (3,494)
   Adjustments to maintain reserves ...........         3,645        5,309        11,731        55,425
                                                  -----------   ----------   -----------   -----------
         Net equity transactions ..............    11,204,067      614,223   (23,266,899)   (1,059,015)
                                                  -----------   ----------   -----------   -----------

Net change in contract owners' equity .........    11,278,185      671,048   (24,132,054)    2,386,742
Contract owners' equity beginning of period ...    13,556,655    2,186,704    67,947,607    10,145,460
                                                  -----------   ----------   -----------   -----------
Contract owners' equity end of period .........   $24,834,840    2,857,752    43,815,553    12,532,202
                                                  ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................       983,334      237,934     5,186,476     1,252,515
                                                  -----------   ----------   -----------   -----------
   Units purchased ............................     6,947,311    3,968,531    25,067,008    11,358,323
   Units redeemed .............................    (6,242,521)  (3,939,971)  (27,164,641)  (11,324,603)
                                                  -----------   ----------   -----------   -----------
   Ending units ...............................     1,688,124      266,494     3,088,843     1,286,235
                                                  ===========   ==========   ===========   ===========

                                                     RyMidCapGr         RyMidCapVal
                                                  ----------------   ----------------
                                                     2004     2003      2004     2003
                                                  ---------   ----   ---------   ----
Investment activity:
   Net investment income (loss) ...............      (1,550)    --      (5,730)    --
   Realized gain (loss) on investments ........       5,826     --     199,036     --
   Change in unrealized gain (loss)
      on investments ..........................      19,671     --      81,115     --
   Reinvested capital gains ...................          --     --          --     --
                                                  ---------    ---   ---------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      23,947     --     274,421     --
                                                  ---------    ---   ---------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       1,357     --     132,874     --
   Transfers between funds ....................   2,567,641     --   3,630,241     --
   Redemptions (note 3) .......................      (3,047)    --      (7,313)    --
   Annuity benefits ...........................          --     --          --     --
   Annual contract maintenance charges
      (note 2) ................................          --     --          --     --
   Contingent deferred sales charges
      (note 2) ................................        (132)    --        (116)    --
   Adjustments to maintain reserves ...........           5     --          12     --
                                                  ---------    ---   ---------    ---
         Net equity transactions ..............   2,565,824     --   3,755,698     --
                                                  ---------    ---   ---------    ---

Net change in contract owners' equity .........   2,589,771     --   4,030,119     --
Contract owners' equity beginning of period ...          --     --          --     --
                                                  ---------    ---   ---------    ---
Contract owners' equity end of period .........   2,589,771     --   4,030,119     --
                                                  =========    ===   =========    ===

CHANGES IN UNITS:
   Beginning units ............................          --     --          --     --
                                                  ---------    ---   ---------    ---
   Units purchased ............................     699,990     --     996,879     --
   Units redeemed .............................    (445,554)    --    (608,496)    --
                                                  ---------    ---   ---------    ---
   Ending units ...............................     254,436     --     388,383     --
                                                  =========    ===   =========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            RyNova                       RyOTC
                                                  --------------------------   -------------------------
                                                      2004          2003           2004          2003
                                                  ------------   -----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   (200,438)      (40,916)     (145,154)      (53,928)
   Realized gain (loss) on investments ........      1,360,193       (43,883)     (448,946)    1,944,913
   Change in unrealized gain (loss)
      on investments ..........................          7,738        (7,552)      517,684      (134,118)
   Reinvested capital gains ...................             --            --            --            --
                                                  ------------   -----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,167,493       (92,351)      (76,416)    1,756,867
                                                  ------------   -----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................      1,992,130       527,461     2,350,188       339,646
   Transfers between funds ....................     47,193,994     1,879,566    40,113,239    11,960,622
   Redemptions (note 3) .......................     (1,493,819)     (151,004)   (1,232,172)     (397,087)
   Annuity benefits ...........................             --            --            --            --
   Annual contract maintenance charges
      (note 2) ................................             --            --            --            --
   Contingent deferred sales charges
      (note 2) ................................        (22,859)       (1,161)      (13,479)       (3,081)
   Adjustments to maintain reserves ...........         27,952         1,624         2,491        (3,509)
                                                  ------------   -----------   -----------   -----------
         Net equity transactions ..............     47,697,398     2,256,486    41,220,267    11,896,591
                                                  ------------   -----------   -----------   -----------

Net change in contract owners' equity .........     48,864,891     2,164,135    41,143,851    13,653,458
Contract owners' equity beginning of period ...     24,637,798     3,846,631     9,709,977     2,022,792
                                                  ------------   -----------   -----------   -----------
Contract owners' equity end of period .........   $ 73,502,689     6,010,766    50,853,828    15,676,250
                                                  ============   ===========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................      2,518,202       540,045       833,609       248,795
                                                  ------------   -----------   -----------   -----------
   Units purchased ............................     22,298,487    10,722,059    23,849,175    15,335,152
   Units redeemed .............................    (17,598,781)  (10,521,314)  (20,411,834)  (13,980,064)
                                                  ------------   -----------   -----------   -----------
   Ending units ...............................      7,217,908       740,790     4,270,950     1,603,883
                                                  ============   ===========   ===========   ===========

                                                         RyPrecMet                 RyRealEst
                                                  -----------------------   ----------------------
                                                     2004         2003         2004        2003
                                                  ----------   ----------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............      (93,269)     (36,493)     (34,474)     (5,843)
   Realized gain (loss) on investments ........   (4,477,878)    (433,864)    (169,281)     86,155
   Change in unrealized gain (loss)
      on investments ..........................     (888,788)      19,229      150,641      16,156
   Reinvested capital gains ...................           --           --           --          --
                                                  ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................   (5,459,935)    (451,128)     (53,114)     96,468
                                                  ----------   ----------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................    1,788,911      332,908      318,312     267,696
   Transfers between funds ....................   (3,229,376)  (1,435,624)   1,015,628    (356,703)
   Redemptions (note 3) .......................     (532,144)     (89,322)    (467,599)    (19,254)
   Annuity benefits ...........................       (1,373)          --           --          --
   Annual contract maintenance charges
      (note 2) ................................           --           --           --          --
   Contingent deferred sales charges
      (note 2) ................................      (16,462)        (460)      (3,394)        (74)
   Adjustments to maintain reserves ...........        2,683        5,002          461       2,842
                                                  ----------   ----------   ----------   ---------
         Net equity transactions ..............   (1,987,761)  (1,187,496)     863,408    (105,493)
                                                  ----------   ----------   ----------   ---------

Net change in contract owners' equity .........   (7,447,696)  (1,638,624)     810,294      (9,025)
Contract owners' equity beginning of period ...   15,566,822    7,029,828    2,074,868   1,075,217
                                                  ----------   ----------   ----------   ---------
Contract owners' equity end of period .........    8,119,126    5,391,204    2,885,162   1,066,192
                                                  ==========   ==========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................      828,775      518,500      158,221     105,366
                                                  ----------   ----------   ----------   ---------
   Units purchased ............................    4,767,712    4,869,395    3,708,527     743,722
   Units redeemed .............................   (5,048,348)  (4,977,796)  (3,656,205)   (753,423)
                                                  ----------   ----------   ----------   ---------
   Ending units ...............................      548,139      410,099      210,543      95,665
                                                  ==========   ==========   ==========   =========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          RyRetail                 RySectRot
                                                  -----------------------   ----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ---------
Investment activity:
   Net investment income (loss) ...............   $   (91,402)     (5,586)     (62,075)    (25,954)
   Realized gain (loss) on investments ........       219,083     114,483      573,610     (10,081)
   Change in unrealized gain (loss)
      on investments ..........................       107,904       7,042     (760,399)    445,883
   Reinvested capital gains ...................            --          --           --          --
                                                  -----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       235,585     115,939     (248,864)    409,848
                                                  -----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       534,253     119,625    4,276,610   2,769,867
   Transfers between funds ....................     9,288,310   1,604,381   (6,001,112)   (853,587)
   Redemptions (note 3) .......................      (575,591)    (10,974)    (246,696)    (56,628)
   Annuity benefits ...........................            --          --           --          --
   Annual contract maintenance charges
      (note 2) ................................            --          --           --          --
   Contingent deferred sales charges
      (note 2) ................................       (26,554)        (59)      (1,715)        (93)
   Adjustments to maintain reserves ...........         1,302       1,550        1,184        (633)
                                                  -----------   ---------   ----------   ---------
         Net equity transactions ..............     9,221,720   1,714,523   (1,971,729)  1,858,926
                                                  -----------   ---------   ----------   ---------

Net change in contract owners' equity .........     9,457,305   1,830,462   (2,220,593)  2,268,774
Contract owners' equity beginning of period ...     6,728,717     183,299    9,733,379   3,167,162
                                                  -----------   ---------   ----------   ---------
Contract owners' equity end of period .........   $16,186,022   2,013,761    7,512,786   5,435,936
                                                  ===========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ............................       557,769      20,170      989,549     412,002
                                                  -----------   ---------   ----------   ---------
   Units purchased ............................     3,226,862     964,022    1,722,009     797,228
   Units redeemed .............................    (2,486,994)   (791,902)  (1,946,741)   (570,903)
                                                  -----------   ---------   ----------   ---------
   Ending units ...............................     1,297,637     192,290      764,817     638,327
                                                  ===========   =========   ==========   =========

                                                      RySmCapGr           RySmCapVal
                                                  -----------------   -----------------
                                                     2004      2003      2004      2003
                                                  ----------   ----   ----------   ----
Investment activity:
   Net investment income (loss) ...............      (10,349)    --      (13,322)    --
   Realized gain (loss) on investments ........       99,758     --       12,667     --
   Change in unrealized gain (loss)
      on investments ..........................      279,525     --      455,917     --
   Reinvested capital gains ...................           --     --           --     --
                                                  ----------    ---   ----------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      368,934     --      455,262     --
                                                  ----------    ---   ----------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       29,926     --       40,701     --
   Transfers between funds ....................    7,718,904     --   10,821,014     --
   Redemptions (note 3) .......................      (28,333)    --     (127,743)    --
   Annuity benefits ...........................           --     --           --     --
   Annual contract maintenance charges
      (note 2) ................................           --     --           --     --
   Contingent deferred sales charges
      (note 2) ................................       (1,027)    --       (1,438)    --
   Adjustments to maintain reserves ...........           24     --           28     --
                                                  ----------    ---   ----------    ---
         Net equity transactions ..............    7,719,494     --   10,732,562     --
                                                  ----------    ---   ----------    ---

Net change in contract owners' equity .........    8,088,428     --   11,187,824     --
Contract owners' equity beginning of period ...           --     --           --     --
                                                  ----------    ---   ----------    ---
Contract owners' equity end of period .........    8,088,428     --   11,187,824     --
                                                  ==========    ===   ==========    ===

CHANGES IN UNITS:
   Beginning units ............................           --     --           --     --
                                                  ----------    ---   ----------    ---
   Units purchased ............................    1,848,916     --    1,392,742     --
   Units redeemed .............................   (1,087,271)    --     (334,291)    --
                                                  ----------    ---   ----------    ---
   Ending units ...............................      761,645     --    1,058,451     --
                                                  ==========    ===   ==========    ===

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                           RyTech                    RyTele
                                                  -----------------------   -----------------------
                                                      2004         2003        2004         2003
                                                  -----------   ---------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (109,703)    (10,905)    (106,037)     (12,528)
   Realized gain (loss) on investments ........       (39,505)    199,818      574,071        1,267
   Change in unrealized gain (loss)
      on investments ..........................      (151,895)    273,608       71,500      137,866
   Reinvested capital gains ...................            --          --           --           --
                                                  -----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (301,103)    462,521      539,534      126,605
                                                  -----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     1,694,114     152,878    1,090,001      247,243
   Transfers between funds ....................    (1,692,052)  1,560,331     (229,602)   1,385,369
   Redemptions (note 3) .......................      (543,973)    (29,084)    (514,883)     (22,981)
   Annuity benefits ...........................            --          --           --           --
   Annual contract maintenance charges
      (note 2) ................................            --          --           --           --
   Contingent deferred sales charges
      (note 2) ................................       (19,370)       (356)     (16,943)        (395)
   Adjustments to maintain reserves ...........         2,325        (626)       2,451         (546)
                                                  -----------   ---------   ----------   ----------
         Net equity transactions ..............      (558,956)  1,683,143      331,024    1,608,690
                                                  -----------   ---------   ----------   ----------

Net change in contract owners' equity .........      (860,059)  2,145,664      870,558    1,735,295
Contract owners' equity beginning of period ...    14,246,545   1,009,366    8,870,526      891,274
                                                  -----------   ---------   ----------   ----------
Contract owners' equity end of period .........   $13,386,486   3,155,030    9,741,084    2,626,569
                                                  ===========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     1,124,632     125,977    1,109,456      146,026
                                                  -----------   ---------   ----------   ----------
   Units purchased ............................     2,157,622   1,013,702    5,637,451    1,664,038
   Units redeemed .............................    (2,222,859)   (825,085)  (5,585,754)  (1,429,502)
                                                  -----------   ---------   ----------   ----------
   Ending units ...............................     1,059,395     314,594    1,161,153      380,562
                                                  ===========   =========   ==========   ==========

                                                         RyTitan500                 RyTrans
                                                  ------------------------   ---------------------
                                                     2004          2003         2004        2003
                                                  ----------    ----------   ----------   --------
Investment activity:
   Net investment income (loss) ...............      (168,916)     (43,892)     (56,480)    (1,645)
   Realized gain (loss) on investments ........      (511,829)   2,048,830     (128,995)   (18,809)
   Change in unrealized gain (loss)
      on investments ..........................     1,149,531      (70,134)   1,080,802      1,065
   Reinvested capital gains ...................            --           --           --         --
                                                  -----------   ----------   ----------   --------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       468,786    1,934,804      895,327    (19,389)
                                                  -----------   ----------   ----------   --------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................     2,130,522    1,458,099      371,387      8,283
   Transfers between funds ....................    (1,852,041)   6,781,090   21,336,107   (123,482)
   Redemptions (note 3) .......................      (834,795)     (58,340)    (459,307)    (5,445)
   Annuity benefits ...........................            --           --           --         --
   Annual contract maintenance charges
      (note 2) ................................            --           --           --         --
   Contingent deferred sales charges
      (note 2) ................................       (10,388)         (98)     (14,092)        (3)
   Adjustments to maintain reserves ...........         5,147       (4,276)         632      2,604
                                                  -----------   ----------   ----------   --------
         Net equity transactions ..............      (561,555)   8,176,475   21,234,727   (118,043)
                                                  -----------   ----------   ----------   --------

Net change in contract owners' equity .........       (92,769)  10,111,279   22,130,054   (137,432)
Contract owners' equity beginning of period ...    24,009,533    1,489,970    4,171,916    391,786
                                                  -----------   ----------   ----------   --------
Contract owners' equity end of period .........    23,916,764   11,601,249   26,301,970    254,354
                                                  ===========   ==========   ==========   ========

CHANGES IN UNITS:
   Beginning units ............................     2,532,632      240,214      336,896     37,312
                                                  -----------   ----------   ----------   --------
   Units purchased ............................    10,199,144   10,256,673    3,192,063    475,158
   Units redeemed .............................   (10,306,606)  (8,920,302)  (1,512,657)  (488,720)
                                                  -----------   ----------   ----------   --------
   Ending units ...............................     2,425,170    1,576,585    2,016,302     23,750
                                                  ===========   ==========   ==========   ========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          RyUSGvtBd                   RyUrsa
                                                  ------------------------   -------------------------
                                                      2004         2003          2004          2003
                                                  -----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............   $   150,410      112,151       (98,642)      (82,965)
   Realized gain (loss) on investments ........    (1,711,669)   1,262,820      (938,800)   (2,164,999)
   Change in unrealized gain (loss)
      on investments ..........................       133,069     (523,359)     (286,110)     (141,797)
   Reinvested capital gains ...................            --           --            --            --
                                                  -----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    (1,428,190)     851,612    (1,323,552)   (2,389,761)
                                                  -----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................     2,584,745    3,296,241       514,911       798,605
   Transfers between funds ....................    (3,596,182)  (9,207,144)    6,304,793    11,542,525
   Redemptions (note 3) .......................      (651,756)    (309,643)     (808,945)     (356,216)
   Annuity benefits ...........................            --           --            --            --
   Annual contract maintenance charges
      (note 2) ................................            --           --            --            --
   Contingent deferred sales charges
      (note 2) ................................        (2,938)      (6,795)       (7,133)       (2,818)
   Adjustments to maintain reserves ...........        79,243       (3,801)       (3,412)        1,039
                                                  -----------   ----------   -----------   -----------
         Net equity transactions ..............    (1,586,888)  (6,231,142)    6,000,214    11,983,135
                                                  -----------   ----------   -----------   -----------

Net change in contract owners' equity .........    (3,015,078)  (5,379,530)    4,676,662     9,593,374
Contract owners' equity beginning of period ...    12,990,386   11,662,664     4,600,851     7,968,126
                                                  -----------   ----------   -----------   -----------
Contract owners' equity end of period .........   $ 9,975,308    6,283,134     9,277,513    17,561,500
                                                  ===========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................     1,181,842    1,033,379       562,511       733,397
                                                  -----------   ----------   -----------   -----------
   Units purchased ............................     8,729,881    4,378,624    15,988,516    13,325,415
   Units redeemed .............................    (8,975,230)  (4,887,646)  (15,355,986)  (12,209,202)
                                                  -----------   ----------   -----------   -----------
   Ending units ...............................       936,493      524,357     1,195,041     1,849,610
                                                  ===========   ==========   ===========   ===========

                                                          RyUtil                    RyVel100
                                                  -----------------------   -------------------------
                                                     2004         2003          2004          2003
                                                  ----------   ----------   -----------   -----------
Investment activity:
   Net investment income (loss) ...............      (57,615)     (19,191)      (82,814)      (22,380)
   Realized gain (loss) on investments ........      477,268      648,482      (755,393)      525,290
   Change in unrealized gain (loss)
      on investments ..........................     (252,577)     (51,904)      976,395        11,984
   Reinvested capital gains ...................           --           --            --            --
                                                  ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      167,076      577,387       138,188       514,894
                                                  ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      773,183      229,069     3,448,446     1,643,518
   Transfers between funds ....................   (6,762,078)    (846,657)    1,588,591      (764,420)
   Redemptions (note 3) .......................     (579,892)     (29,490)   (2,934,363)      (45,729)
   Annuity benefits ...........................           --           --            --            --
   Annual contract maintenance charges
      (note 2) ................................           --           --            --            --
   Contingent deferred sales charges
      (note 2) ................................      (12,068)        (119)       (7,106)         (618)
   Adjustments to maintain reserves ...........          893       (2,646)        2,218       (40,707)
                                                  ----------   ----------   -----------   -----------
         Net equity transactions ..............   (6,579,962)    (649,843)    2,097,786       792,044
                                                  ----------   ----------   -----------   -----------

Net change in contract owners' equity .........   (6,412,886)     (72,456)    2,235,974     1,306,938
Contract owners' equity beginning of period ...    9,829,647    2,235,278    12,325,139     1,699,948
                                                  ----------   ----------   -----------   -----------
Contract owners' equity end of period .........    3,416,761    2,162,822    14,561,113     3,006,886
                                                  ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units ............................    1,290,262      361,021     1,367,723       367,837
                                                  ----------   ----------   -----------   -----------
   Units purchased ............................    5,311,840    5,220,423    17,050,458    20,935,224
   Units redeemed .............................   (6,166,254)  (5,282,881)  (16,852,576)  (20,833,564)
                                                  ----------   ----------   -----------   -----------
   Ending units ...............................      435,848      298,563     1,565,605       469,497
                                                  ==========   ==========   ===========   ===========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      SBGSFundVal         SBTSIntlGro
                                                  ------------------   ----------------
                                                    2004       2003      2004     2003
                                                  --------   -------   -------   ------
Investment activity:
   Net investment income (loss) ...............   $   (181)     (407)     (386)    (370)
   Realized gain (loss) on investments ........      4,949   (15,713)  (16,579)    (304)
   Change in unrealized gain (loss)
      on investments ..........................     (2,783)   19,343    19,065    4,084
   Reinvested capital gains ...................         --        --        --       --
                                                  --------   -------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      1,985     3,223     2,100    3,410
                                                  --------   -------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................         --        --        --       --
   Transfers between funds ....................         --        --        --       --
   Redemptions (note 3) .......................    (64,972)  (47,385)  (21,770)      --
   Annuity benefits ...........................         --        --        --       --
   Annual contract maintenance charges
      (note 2) ................................        (13)      (17)      (16)     (11)
   Contingent deferred sales charges
      (note 2) ................................         --        --        --       --
   Adjustments to maintain reserves ...........          4         8        --        4
                                                  --------   -------   -------   ------
         Net equity transactions ..............    (64,981)  (47,394)  (21,786)      (7)
                                                  --------   -------   -------   ------

Net change in contract owners' equity .........    (62,996)  (44,171)  (19,686)   3,403
Contract owners' equity beginning of period ...     62,996    96,745    71,521   57,725
                                                  --------   -------   -------   ------
Contract owners' equity end of period .........   $     --    52,574    51,835   61,128
                                                  ========   =======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      2,967     6,235     7,357    7,470
                                                  --------   -------   -------   ------
   Units purchased ............................         --         1        --       --
   Units redeemed .............................     (2,967)   (3,268)   (2,136)      (1)
                                                  --------   -------   -------   ------
   Ending units ...............................         --     2,968     5,221    7,469
                                                  ========   =======   =======   ======

                                                         SBTSLgCap              SBTSMMkt
                                                  ---------------------   ------------------
                                                     2004        2003       2004       2003
                                                  ---------   ---------   --------   -------
Investment activity:
   Net investment income (loss) ...............     (30,397)    (28,034)      (654)     (840)
   Realized gain (loss) on investments ........     (57,216)    (83,185)        --        --
   Change in unrealized gain (loss)
      on investments ..........................     232,821     547,743         --        --
   Reinvested capital gains ...................          --          --         --        --
                                                  ---------   ---------   --------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     145,208     436,524       (654)     (840)
                                                  ---------   ---------   --------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................      85,554          --         --        --
   Transfers between funds ....................     112,258          --   (112,249)       --
   Redemptions (note 3) .......................    (709,551)   (156,261)   (42,544)  (16,553)
   Annuity benefits ...........................      (9,564)     (7,645)        --        --
   Annual contract maintenance charges
      (note 2) ................................      (1,398)     (1,388)      (149)     (127)
   Contingent deferred sales charges
      (note 2) ................................          --          --         --        --
   Adjustments to maintain reserves ...........        (350)       (185)        19        (1)
                                                  ---------   ---------   --------   -------
         Net equity transactions ..............    (523,051)   (165,479)  (154,923)  (16,681)
                                                  ---------   ---------   --------   -------

Net change in contract owners' equity .........    (377,843)    271,045   (155,577)  (17,521)
Contract owners' equity beginning of period ...   4,822,314   4,372,975    298,317   322,546
                                                  ---------   ---------   --------   -------
Contract owners' equity end of period .........   4,444,471   4,644,020    142,740   305,025
                                                  =========   =========   ========   =======

CHANGES IN UNITS:
   Beginning units ............................     334,493     381,396     24,081    25,868
                                                  ---------   ---------   --------   -------
   Units purchased ............................      13,515           1         --        --
   Units redeemed .............................     (48,244)    (14,343)   (12,515)   (1,339)
                                                  ---------   ---------   --------   -------
   Ending units ...............................     299,764     367,054     11,566    24,529
                                                  =========   =========   ========   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or the payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Income & Growth Fund - Class III
                     (ACVPIncGr3)
                  American Century VP - Ultra(R) Fund - Class III (ACVPUltra3)
                  American Century VP - Value Fund - Class III (ACVPVal3)
               Portfolio of the Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)*
               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
                     (FidVIPEIS2R)
                  Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
                     (FidVIPGrS2R)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class R
                     (FidVIPOvR)*
               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2
                     R (FidVIPConS2R)
               Portfolios of the Gartmore Variable Insurance Trust (Gartmore
                  GVIT);
                  Gartmore GVIT Government Bond Fund - Class III (GVITGvtBd3) Gartmore GVIT ID Aggressive Fund - Class VI (GVITIDAgg6) Gartmore GVIT ID Conservative Fund - Class VI (GVITIDCon6) Gartmore GVIT ID Moderate Fund - Class VI (GVITIDMod6) Gartmore GVIT ID Moderately Aggressive Fund - Class VI
                     (GVITIDModAg6)
                  Gartmore GVIT ID Moderately Conservative Fund - Class VI
                     (GVITIDModCon6)
                  Gartmore GVIT Mid Cap Growth Fund - Class III (GVITSMdCpGr3)
                     (formerly Gartmore GVIT Strong Mid Cap Growth Fund - Class
                     III)
                  Gartmore GVIT Money Market Fund - Class II (GVITMyMkt2) Gartmore GVIT Nationwide(R) Fund - Class III (GVITNWFund3)
                     (formerly Gartmore GVIT Total Return Fund-Class III)
                  Gartmore GVIT Small Cap Growth Fund - Class III (GVITSmCapGr3) Gartmore GVIT Small Cap Value Fund - Class III (GVITSmCapVal3) Gartmore GVIT Small Company Fund - Class III (GVITSmComp3)
               Portfolios of the Rydex Variable Trust Portfolios;
                  Rydex Variable Trust - Arktos Fund (RyArktos)
                  Rydex Variable Trust - Banking Fund (RyBank)
                  Rydex Variable Trust - Basic Materials Fund (RyBasicM)
                  Rydex Variable Trust - Biotechnology Fund (RyBioTech)
                  Rydex Variable Trust - Consumer Products Fund (RyConsProd) Rydex Variable Trust - Electronics Fund (RyElec)

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                  Rydex Variable Trust - Energy Fund (RyEnergy)
                  Rydex Variable Trust - Energy Services Fund (RyEnSvc)
                  Rydex Variable Trust - Financial Services Fund (RyFinSvc) Rydex Variable Trust - Health Care Fund (RyHealthC)
                  Rydex Variable Trust - Internet Fund (RyNet)
                  Rydex Variable Trust - Inverse Dynamic Dow 30 Fund (RyInDyDow) Rydex Variable Trust - Inverse Mid-Cap Fund (RyInMidCap)
                  Rydex Variable Trust - Inverse Small-Cap Fund (RyInSmCap) Rydex Variable Trust - Juno Fund (RyJuno)
                  Rydex Variable Trust - Large Cap Europe Fund (RyLgCapEuro) Rydex Variable Trust - Large Cap Growth Fund (RyLgCapGr)
                  Rydex Variable Trust - Large Cap Japan Fund (RyLgCapJapan) Rydex Variable Trust - Large Cap Value Fund (RyLgCapVal)
                  Rydex Variable Trust - Leisure Fund (RyLeisure)
                  Rydex Variable Trust - Long Dynamic Dow 30 Fund (RyLDyDow) Rydex Variable Trust - Medius Fund (RyMedius)
                  Rydex Variable Trust - Mekros Fund (RyMekros)
                  Rydex Variable Trust - Mid-Cap Growth Fund (RyMidCapGr)
                  Rydex Variable Trust - Mid-Cap Value Fund (RyMidCapVal)
                  Rydex Variable Trust - Nova Fund (RyNova)
                  Rydex Variable Trust - OTC Fund (RyOTC)
                  Rydex Variable Trust - Precious Metals Fund (RyPrecMet)
                  Rydex Variable Trust - Real Estate Fund (RyRealEst)
                  Rydex Variable Trust - Retailing Fund (RyRetail)
                  Rydex Variable Trust - Sector Rotation Fund (RySectRot)
                  Rydex Variable Trust - Small Cap Growth Fund (RySmCapGr)
                  Rydex Variable Trust - Small Cap Value Fund (RySmCapVal)
                  Rydex Variable Trust - Technology Fund (RyTech)
                  Rydex Variable Trust - Telecommunications Fund (RyTele)
                  Rydex Variable Trust - Titan 500 Fund (RyTitan500)
                  Rydex Variable Trust - Transportation Fund (RyTrans)
                  Rydex Variable Trust - U.S. Government Bond Fund (RyUSGvtBd) Rydex Variable Trust - Ursa Fund (RyUrsa)
                  Rydex Variable Trust - Utilities Fund (RyUtil)
                  Rydex Variable Trust - Velocity 100 Fund (RyVel100)
               Portfolios of the Smith Barney Greenwich Street Series Fund
                  (Smith Barney GSSF);
                  Smith Barney GSSF - Fundamental Value Portfolio (SBGSFundVal)* Smith Barney GSSF - Intermediate High Grade Portfolio
                     (SBSFIHiGr)*
               Portfolios of the Smith Barney Travelers Series Fund Inc.
                  (Smith Barney TSF);
                  Smith Barney TSF - International All Cap Growth Portfolio
                     (SBTSIntlGro)
                  Smith Barney TSF - Large Cap Value Portfolio (SBTSLgCap)
                  Smith Barney TSF - Money Market Portfolio (SBTSMMkt)

               *At June 30, 2004, contract owners were not invested in the fund.

          Effective January 2002, due to certain underlying fund options no longer being available within the Account, assets of contract owners invested in the Smith Barney Variable Account Fund (VAF) - The Income and Growth Portfolio were liquidated and exchanged into the Smith Barney Travelers Series Fund Inc. (TSF) - Large Cap Value Portfolio. Additionally, assets of contract owners invested in the Smith Barney VAF - The Reserve Account Portfolio and the Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio were liquidated and exchanged into the Smith Barney TSF Inc. - Money Market Portfolio.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     For Smith Barney contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options are described in more detail in the applicable product prospectus.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                                                                               Market Flex
                                Nationwide Variable Account-4 Options                           Smith Barney     Annuity
--------------------------------------------------------------------------------------------------------------------------
Variable Account Charges - Recurring ........................................................       1.30%          1.15%
--------------------------------------------------------------------------------------------------------------------------
CDSC Option:
   No CDSC ..................................................................................         --           0.20%
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Options:
   Highest Anniversary Death Benefit ........................................................         --           0.20%
      If death before annuitization, benefit will be greatest of (i) contract value,
         (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
   Highest Anniversary or 5% Enhanced Death Benefit .........................................         --           0.25%
      If death before annuitization, benefit will be greatest of (i) contract value,
         (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.
--------------------------------------------------------------------------------------------------------------------------
Extra Value Option (EV) .....................................................................         --           0.45%
      Fee assessed to assets of the variable account for the first seven contract years in exchange for application of 3% credit of purchase payments made during first
         12 months contract is in force.
--------------------------------------------------------------------------------------------------------------------------
Asset Allocation Service Charge Option ......................................................         --           0.35%
      Allows contract owner to utilize services of an independent third party to provide allocation and reallocation instruction.
--------------------------------------------------------------------------------------------------------------------------
Maximum Variable Account Charges/(1)/: ......................................................       1.30%          2.40%
--------------------------------------------------------------------------------------------------------------------------

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the six-month period ended June 30, 2004.

                     Total     ACVPIncGr3   ACVPUltra3   ACVPVal3   FidVIPEIS2R   FidVIPGrS2R   FidVIPConS2R   GVITGvtBd3
                  ----------   ----------   ----------   --------   -----------   -----------   ------------   ----------
1.15% .........   $  901,783      2,172          422       4,278        2,577         2,440         4,629         7,488
1.30% .........       32,695         --           --          --           --            --            --            --
1.35% .........    1,106,884      6,805        1,840       5,186        5,218         3,735         7,830        12,906
1.40% .........      370,191      1,650          589       1,974        2,461         1,936         2,659         3,344
1.50% .........      224,391         --           --          --           --            --             1             9
1.55% .........      147,688         82           19         489          314           213           206           925
1.60% .........      706,739      2,692          555       2,497        3,289         1,570         2,749         6,289
1.70% .........      272,021         --           --          --           --            --            --            --
1.75% .........      230,154         --           --          --           --            --            --            --
1.80% .........      393,734        738           69         533          167           670           428         2,383
1.85% .........      236,253      2,169           90       3,144        4,046         1,676         3,736         6,045
1.90% .........      114,579         --           --          --           --            --            --             1
1.95% .........      223,516          2            2           2            1            --             1             7
2.00% .........       34,793         --           --          82          123           143           236           173
2.05% .........       88,380      1,349          447       1,430        2,910         1,493         1,208         1,427
2.15% .........       88,452          2           --          --           --            --             2            --
2.20% .........      146,188          1           --           1           --            --            --             7
2.35% .........       10,979         --           --          --           --            --            --             1
2.40% .........       54,479         --           --          --           --            --            --            --
                  ----------     ------        -----      ------       ------        ------        ------        ------
   Totals .....   $5,383,899     17,662        4,033      19,616       21,106        13,876        23,685        41,005
                  ==========     ======        =====      ======       ======        ======        ======        ======

          NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                  GVITIDAgg6   GVITIDCon6   GVITIDMod6   GVITIDModAg6   GVITIDModCon6   GVITSMdCpGr3   GVITMyMkt2   GVITNWFund3
                  ----------   ----------   ----------   ------------   -------------   ------------   ----------   -----------
1.15% .........       $11            1             1           41             --              627         277,557        393
1.30% .........        --           --            --           --             --               --              --         96
1.35% .........        --           --            99            3             --            3,182         471,225      1,625
1.40% .........        --           --           922           21             --            1,162         130,186        741
1.50% .........        --           --            --           --             --                1          20,144         --
1.55% .........        --           --            --           --             --              515          53,069         79
1.60% .........        38           47            55          361             44              774         296,004        189
1.70% .........        --           --            --            3             --                2          19,717          1
1.75% .........        --           --           102           --             --               --          19,345         --
1.80% .........        --           --            --           --             --              135         123,607        634
1.85% .........        --          126            33           --            131              599          86,118      2,766
1.90% .........        --           --            --           --             --               --          11,522         --
1.95% .........        --           --            --           --             --               --          14,832         --
2.00% .........        --           --            --           --             --               --          11,643         48
2.05% .........        --           --            --           --             --              143          21,552         50
2.15% .........        --           --            --           --             --               --           6,825         --
2.20% .........        --          130            --           --             --               --           9,763         --
2.35% .........        --           --            --           --             --               --           1,645         --
2.40% .........        --           --            --           --             --               --           4,301         --
                      ---          ---         -----          ---            ---            -----       ---------      -----
   Totals .....       $49          304         1,212          429            175            7,140       1,579,055      6,622
                      ===          ===         =====          ===            ===            =====       =========      =====

                  GVITSmCapGr3   GVITSmCapVal3   GVITSmComp3   RyArktos    RyBank   RyBasicM   RyBioTech   RyConsProd
                  ------------   -------------   -----------   --------   -------   --------   ---------   ----------
1.15% .........      $1,475           2,741          1,544       17,412     6,617    12,933      12,900       10,845
1.30% .........          --              --             --           --        --        --          --           --
1.35% .........       2,993          11,082          2,552       31,930     6,195    13,904       9,830        9,615
1.40% .........         710           1,495          1,120        8,124     1,796     9,593       3,744        3,769
1.50% .........          --               1             --        3,436    12,792     5,321      13,609       14,608
1.55% .........          34             337            194        6,520       675     1,078         919        2,035
1.60% .........         541           2,168          2,667       33,931     5,523     6,980       5,472        7,702
1.70% .........          --              --             --        2,931    16,403     9,659      18,463       18,197
1.75% .........          --              --             --        2,926    12,790     6,588      14,527       15,873
1.80% .........         173             454            496       13,016     2,741     8,020       9,779        3,637
1.85% .........         256           1,151          1,909        6,920     4,310     4,823         984        1,235
1.90% .........          --              --             --        1,125     6,737     4,022       7,611        7,252
1.95% .........          --               1             --        2,339    13,319     8,020      15,304       15,562
2.00% .........          48             141             81        1,218       385       565         847          605
2.05% .........         541             604            516        2,393       684       588         550          118
2.15% .........           1               2             --          945     5,188     2,759       5,625        5,663
2.20% .........          --              --             --        2,066     8,680     3,334       9,178       10,245
2.35% .........          --              --             --          130       479        99         479          578
2.40% .........          --              --             --        1,058     3,053     1,186       3,481        3,938
                     ------          ------         ------      -------   -------    ------     -------      -------
   Totals .....      $6,772          20,177         11,079      138,420   108,367    99,472     133,302      131,477
                     ======          ======         ======      =======   =======    ======     =======      =======

                   RyElec   RyEnergy   RyEnSvc   RyFinSvc   RyHealthC     RyNet    RyInDyDow   RyInMidCap
                  -------   --------   -------   --------   ---------   --------   ---------   ----------
1.15% .........   $ 5,026     15,720     8,513      8,892     15,398      11,000       831          78
1.30% .........        --        141        --         --        126          --        --          --
1.35% .........     8,445     12,224     7,331      7,997     15,639      16,430       167         307
1.40% .........     5,741      8,705     4,849      2,971      4,915       8,953        24           8
1.50% .........     2,191     19,576     4,416     12,866     10,474      14,330        --          --
1.55% .........     1,886      1,693     1,183      1,090      1,665       1,152         4          13
1.60% .........     5,739      8,003     3,328      4,832     11,193       4,321     1,456       1,483
1.70% .........     2,081     21,937     3,916     17,341     15,308      18,476        --          --
1.75% .........     1,798     19,078     3,947     14,815     12,525      14,368        --          --
1.80% .........     9,606      8,513     3,818      4,422      7,991      13,369       344       1,160
1.85% .........     2,448      2,299     2,587        564      1,622       3,291        64          34
1.90% .........       756      8,737     1,474      6,886      6,347       7,657        --          --
1.95% .........     1,662     18,063     3,111     15,200     13,342      14,902        --          --
2.00% .........       485        760       229        654      1,291         417        --          --
2.05% .........       637      1,150       354        485      1,992         785        --          --
2.15% .........       855      6,915     1,357      5,658      4,685       5,421        --          --
2.20% .........     1,761     13,198     3,006     10,278      7,701       8,715        --          --
2.35% .........       163        792       206        658        420         407        --          --
2.40% .........       384      5,107     1,350      3,251      2,560       3,514        --          --
                  -------    -------    ------    -------    -------     -------     -----       -----
   Totals .....   $51,664    172,611    54,975    118,860    135,194     147,508     2,890       3,083
                  =======    =======    ======    =======    =======     =======     =====       =====

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                  RyInSmCap    RyJuno   RyLgCapEuro   RyLgCapJapan   RyLgCapGr   RyLgCapVal   RyLeisure   RyLDyDow
                  ---------   -------   -----------   ------------   ---------   ----------   ---------   --------
1.15% .........    $18,085     24,783      10,909        14,348         4,942        113         8,411        714
1.30% .........         --         --          --            --            --         --            --         --
1.35% .........      2,037     25,518      11,138        14,621         1,809        402         8,274        510
1.40% .........        148     12,561       5,394         8,317             4         25         4,551         36
1.50% .........         --         --       3,236         2,727            --         --        18,370         --
1.55% .........      1,749      2,054       1,698         2,548             9         16         1,549        125
1.60% .........      2,027     39,287       7,864         9,097         3,833         11         2,744         21
1.70% .........         --          1       2,914         2,310            --         --        21,977         --
1.75% .........         --         12       2,331         2,233            --         --        17,713         --
1.80% .........        677      6,661       5,647        14,134         2,712         50         1,654        233
1.85% .........      1,279      4,673       1,739         1,496            90         33         6,353         --
1.90% .........         --         --       1,154           904            --         --         8,964         --
1.95% .........          1         --       2,056         1,753            --         --        17,639         --
2.00% .........        164        860         223           542            50          1           784         72
2.05% .........        202      4,500         760         2,543            --         --           560         --
2.15% .........         --          1         990           743            --         --         6,568         --
2.20% .........         --          2       1,888         1,644            --         --        11,186         --
2.35% .........         --         --         124            91            --         --           551         --
2.40% .........         --         --         757           825            --         --         4,761         --
                   -------    -------      ------        ------        ------        ---       -------      -----
   Totals .....    $26,369    120,913      60,822        80,876        13,449        651       142,609      1,711
                   =======    =======      ======        ======        ======        ===       =======      =====

                  RyMedius   RyMekros   RyMidCapGr   RyMidCapVal    RyNova    RyOTC    RyPrecMet   RyRealEst
                  --------   --------   ----------   -----------   -------   -------   ---------   ---------
1.15% .........   $ 18,378     80,045        460          333       32,260    37,206     21,730       8,452
1.30% .........         --         89         --           --           --        --        140          --
1.35% .........     24,575     67,091        624        2,522       87,271    32,761     16,793       9,343
1.40% .........     12,014     20,619        120          187       12,056    15,374     10,082       6,769
1.50% .........      1,800      3,073         --           --        2,276       906      3,156           8
1.55% .........      3,359     15,825         73          585        9,026     7,253      1,903         948
1.60% .........     15,108     27,743        206        1,840       27,245    28,256     11,213       4,399
1.70% .........      1,624      2,787         --           --        2,052       813      2,886          --
1.75% .........      1,287      2,169         --           --        2,444       936      2,371          --
1.80% .........     10,335     25,523         48           93        6,925     6,000     10,640       3,340
1.85% .........      2,775      7,969         16          169        9,643     5,434      4,354         943
1.90% .........        647      1,098         --           --          895       298      1,132          --
1.95% .........      1,151      1,967         --           --        1,760       716      2,201           1
2.00% .........      1,346      1,642          3            1          899     1,920        287         222
2.05% .........      5,259      6,887         --           --        2,852     6,250        718          48
2.15% .........        556        945         --           --          826       190        988          --
2.20% .........      1,030      1,790         --           --        1,219       552      1,921           1
2.35% .........         68        120         --           --          244        34        128          --
2.40% .........        400        698         --           --          545       255        626          --
                  --------    -------      -----        -----      -------   -------     ------      ------
   Totals .....   $101,712    268,080      1,550        5,730      200,438   145,154     93,269      34,474
                  ========    =======      =====        =====      =======   =======     ======      ======

                  RyRetail   RySectRot   RySmCapGr   RySmCapVal    RyTech    RyTele   RyTitan500   RyTrans
                  --------   ---------   ---------   ----------   -------   -------   ----------   -------
1.15% .........    $ 5,136     14,033         433       2,348       8,150    11,581      77,690      5,515
1.30% .........         --         --          --          --          --        --          --         --
1.35% .........      3,337     14,794         780       1,185      12,645     8,921      19,246      3,511
1.40% .........        888      7,471         483          51       6,478     2,651       6,829        568
1.50% .........      9,855         10       1,374       1,373       9,671    10,102          34      5,277
1.55% .........        690      4,725         173          85       1,448       467       7,018        344
1.60% .........      2,069      9,299       1,046       1,324       4,152     5,659      11,731      1,861
1.70% .........     14,845         67       1,211       1,210      14,747    13,950          --      9,748
1.75% .........     12,369         50       1,385       1,384      11,567    10,207           9      7,059
1.80% .........      2,218      3,900         157       1,067       3,794     9,618      32,325      1,398
1.85% .........      3,944      2,766          45         177       1,663     1,324      10,067        232
1.90% .........      5,862         43         445         444       5,851     6,012          --      4,028
1.95% .........     13,281         20       1,050       1,050      12,972    11,267          --      8,281
2.00% .........        545      1,360           8          25         507       355         944        245
2.05% .........        579      3,363         158          --          83       659       3,022         15
2.15% .........      4,744        107         317         317       4,999     4,243           1      3,012
2.20% .........      8,176         --         833         832       8,446     6,336          --      4,006
2.35% .........        525         --          53          53         566       270          --        195
2.40% .........      2,339         67         398         397       1,964     2,415          --      1,185
                   -------     ------      ------      ------     -------   -------     -------     ------
   Totals .....    $91,402     62,075      10,349      13,322     109,703   106,037     168,916     56,480
                   =======     ======      ======      ======     =======   =======     =======     ======

          NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                  RyUSGvtBd   RyUrsa   RyUtil   RyVel100   SBGSFundVal   SBTSIntlGro   SBTSLgCap   SBTSMMkt
                  ---------   ------   ------   --------   -----------   -----------   ---------   --------
1.15% .........    $ 23,416   15,218    6,623    15,909         --            --             --         --
1.30% .........          --       --       --        --        181           386         30,397      1,139
1.35% .........      21,851   10,933    4,705    23,392         --            --             --         --
1.40% .........       7,306    8,982    2,363     3,702         --            --             --         --
1.50% .........       6,857    3,904    6,434       173         --            --             --         --
1.55% .........       2,752    1,663      346     2,868         --            --             --         --
1.60% .........      23,358   26,332    5,241    11,281         --            --             --         --
1.70% .........       5,413    3,310    5,721        --         --            --             --         --
1.75% .........       7,573    3,441    4,932        --         --            --             --         --
1.80% .........       2,892    6,175    3,520    15,095         --            --             --         --
1.85% .........       6,694    8,193    2,982     6,024         --            --             --         --
1.90% .........       3,101    1,323    2,251        --         --            --             --         --
1.95% .........       3,884    2,557    4,237        --         --            --             --         --
2.00% .........         450      642       38       484         --            --             --         --
2.05% .........         867    1,327      436     3,886         --            --             --         --
2.15% .........       4,008    1,077    1,917        --         --            --             --         --
2.20% .........       2,111    2,229    3,922        --         --            --             --         --
2.35% .........       1,457      202      241        --         --            --             --         --
2.40% .........         824    1,134    1,706        --         --            --             --         --
                   --------   ------   ------    ------        ---           ---         ------      -----
  Totals ......    $124,814   98,642   57,615    82,814        181           386         30,397      1,139
                   ========   ======   ======    ======        ===           ===         ======      =====

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $929,669 and $0, respectively, and total transfers from the Account to the fixed account were $959,360 and $0, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For contracts with the Extra Value option, the Company contributed $1,814,678 and $1,208,987 to the Account in the form of bonus credits to the contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

     For guaranteed minimum death benefits, the Company contributed $12,672 and $3,942 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and contract expense rate, investment income ratio and total return for each six month period ended June 30 for the year indicated. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income          Total
                                 Rate*          Units        Fair Value     Owners' Equity     Ratio**       Return***
                             -------------   ----------   ---------------   --------------   ----------   ---------------
     American Century VP - Income & Growth Fund - Class III
        2004 .............   1.15% to 2.05%     291,718   $10.97 to 10.75    $  3,177,931       1.29%      4.21% to  3.79%
        2003 .............   1.15% to 1.60%      55,562     9.06 to 9.17          506,510       0.53%     10.84% to 11.39%
        2002 .............        1.15%             263         9.21                2,423       0.00%          -7.89%     (a)(b)

     American Century VP - Ultra(R) Fund - Class III
        2004 .............   1.15% to 2.05%      88,032    10.27 to 10.07         898,152       0.00%      4.41% to  3.99%
        2003 .............   1.15% to 1.55%      36,006     8.76 to 8.84          317,161       0.00%     10.50% to 10.94%
        2002 .............        1.40%              56         9.10                  509       0.00%          -9.05%     (a)(b)

     American Century VP - Value Fund - Class III
        2004 .............   1.15% to 2.05%     320,817    11.65 to 11.42       3,712,028       0.92%      5.62% to  5.20%
        2003 .............   1.15% to 1.60%      89,884     9.31 to 9.41          843,050       1.31%      8.27% to  8.80%
        2002 .............   1.15% to 1.40%       8,092     9.56 to 9.57           77,429       0.00%     -4.41% to -4.31%(a)(b)

     Fidelity(R) VIP - Equity-Income Portfolio - Service Class 2 R
        2004 .............   1.15% to 2.05%     354,949    10.83 to 10.62       3,816,076       1.29%      2.76% to  2.34%
        2003 .............   1.15% to 1.60%      91,829     8.91 to 9.01          823,996       2.67%      9.41% to  9.95%
        2002 .............   1.35% to 1.60%       3,873     9.32 to 9.33           36,125       0.00%     -6.76% to -6.72%(a)(b)

     Fidelity(R) VIP - Growth Portfolio - Service Class 2 R
        2004 .............   1.15% to 2.05%     236,934     9.84 to 9.64        2,314,169       0.17%      0.78% to  0.38%
        2003 .............   1.15% to 1.60%      50,737     8.32 to 8.40          424,999       0.16%     12.18% to 12.65%

     Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class 2 R
        2004 .............   1.15% to 2.05%     409,799    11.56 to 11.34       4,711,158       0.22%      5.56% to  5.14%
        2003 .............   1.15% to 1.60%      55,655     9.30 to 9.41          522,057       0.38%      8.28% to  8.80%
        2002 .............   1.35% to 1.40%         296     9.53 to 9.53            2,820       0.00%     -4.73% to -4.72%(a)(b)

     Gartmore GVIT Government Bond Fund - Class III
        2004 .............   1.15% to 2.00%     497,833    10.81 to 10.62       5,350,852       4.37%     -0.65% to -1.08%
        2003 .............   1.15% to 1.60%   1,478,704    10.95 to 11.07      16,317,256       2.06%      2.19% to  2.63%
        2002 .............   1.15% to 1.40%       4,449    10.16 to 10.18          45,267       0.00%      1.65% to  1.76% (a)(b)

     Gartmore GVIT ID Aggressive Fund - Class VI
        2004 .............   1.15% to 1.60%      11,428    10.25 to 10.24         117,072       0.56%      2.48% to  2.41% (a)(b)

     Gartmore GVIT ID Conservative Fund - Class VI
        2004 .............   1.15% to 1.85%      34,005    10.03 to 10.02         340,817       0.85%      0.32% to  0.20% (a)(b)

     Gartmore GVIT ID Moderate Fund - Class VI
        2004 .............   1.15% to 1.85%     112,985    10.14 to 10.13       1,144,956       0.82%      1.39% to  1.27% (a)(b)

     Gartmore GVIT ID Moderately Aggressive Fund - Class VI
        2004 .............   1.15% to 1.60%      35,382    10.18 to 10.18         360,139       0.64%      1.85% to  1.77% (a)(b)

     Gartmore GVIT ID Moderately Conservative Fund - Class VI
        2004 .............   1.35% to 1.85%      26,963    10.08 to 10.07         271,608       0.67%      0.79% to  0.71% (a)(b)

     Gartmore GVIT Mid Cap Growth Fund - Class III
        2004 .............   1.15% to 2.05%     111,819    10.38 to 10.17       1,153,774       0.00%      5.81% to 5.39%
        2003 .............   1.15% to 1.55%      36,892     8.53 to 8.62          316,824       0.00%     21.28% to 21.78%

     Gartmore GVIT Money Market Fund II - Class I
        2004 .............   1.15% to 2.40%  19,528,257     9.80 to 9.46      189,785,417       0.06%     -0.52% to -1.15%
        2003 .............   1.15% to 1.95%  14,502,322     9.72 to 9.90      142,864,096       0.13%     -0.97% to -0.45%
        2002 .............   1.15% to 1.60%   6,078,335     9.91 to 9.98       60,558,522       0.38%     -0.63% to -0.19%

          NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                     Investment
                                Expense                         Unit           Contract        Income           Total
                                 Rate*          Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ----------   ---------------   --------------   ----------   -----------------
     Gartmore GVIT Nationwide(R) Fund - Class III
        2004 .............   1.15% to 2.00%      70,681   $10.38 to 10.19     $   726,429       0.53%       1.58% to   1.20%
        2003 .............   1.15% to 1.60%     121,398     8.95 to 9.05        1,090,469       0.32%      11.07% to  11.62%

     Gartmore GVIT Small Cap Growth Fund - Class III
        2004 .............   1.15% to 2.05%     101,328     9.80 to 9.60          987,608       0.00%       2.82% to   2.41%
        2003 .............   1.15% to 1.55%      27,009     8.19 to 8.27          222,849       0.00%      14.58% to  15.04%

     Gartmore GVIT Small Cap Value Fund - Class III
        2004 .............   1.15% to 2.05%     221,235    11.59 to 11.36       2,550,178       0.00%       4.84% to   4.45%
        2003 .............   1.15% to 1.60%      19,585     8.36 to 8.46          164,997       0.00%      17.94% to  18.57%
        2002 .............   1.15% to 1.40%         350     8.62 to 8.63            3,021       0.00%     -13.76% to -13.69% (a)(b)

     Gartmore GVIT Small Company Fund - Class III
        2004 .............   1.15% to 2.05%     147,868    11.63 to 11.40       1,706,530       0.00%       6.24% to   5.83%
        2003 .............   1.15% to 1.60%      24,695     8.88 to 8.99          221,066       0.00%      13.88% to  14.45%

     Rydex Variable Trust - Arktos Fund
        2004 .............   1.15% to 2.05%   2,156,342     5.36 to 5.21       11,390,217       0.00%      -5.44% to  -5.97%
        2003 .............   1.15% to 1.95%   2,395,423     7.00 to 7.14       17,019,044       0.00%     -22.37% to -21.97%
        2002 .............   1.15% to 1.60%     446,161     9.51 to 9.59        4,277,121       0.00%      37.92% to  38.63%

     Rydex Variable Trust - Banking Fund
        2004 .............   1.15% to 2.40%     762,313    13.47 to 13.02      10,121,980       0.00%       2.33% to   1.74%
        2003 .............   1.15% to 1.95%     173,125    10.94 to 11.14       1,912,803       0.00%       9.67% to  10.27%
        2002 .............   1.15% to 1.60%      25,095    11.27 to 11.33         283,818       0.00%       9.57% to   9.93%

     Rydex Variable Trust - Basic Materials Fund
        2004 .............   1.15% to 2.40%   1,151,165    13.08 to 12.64      14,865,949       0.00%       4.81% to   4.21%
        2003 .............   1.15% to 1.90%      45,327     9.54 to 9.73          437,405       0.00%       0.67% to   1.27%
        2002 .............   1.15% to 1.60%      60,773    11.67 to 11.73         711,741       0.00%       4.98% to   5.31%

     Rydex Variable Trust - Biotechnology Fund
        2004 .............   1.15% to 2.40%   1,736,440     8.78 to 8.47       15,026,399       0.00%       1.20% to   0.62%
        2003 .............   1.15% to 1.90%     375,974     7.60 to 7.76        2,898,288       0.00%      24.85% to  25.62%
        2002 .............   1.15% to 1.60%      15,217     6.42 to 6.46           97,887       0.00%     -43.75% to -43.53%

     Rydex Variable Trust - Consumer Products Fund
        2004 .............   1.15% to 2.40%   1,914,541    12.97 to 12.54      24,460,230       0.00%       9.14% to   8.50%
        2003 .............   1.15% to 1.95%     199,465    10.47 to 10.66       2,114,342       0.00%       7.44% to   8.04%
        2002 .............   1.15% to 1.55%      30,483    10.72 to 10.77         327,675       0.00%       3.69% to   4.03%

     Rydex Variable Trust - Electronics Fund
        2004 .............   1.15% to 2.40%     288,744    10.88 to 10.50       3,104,013       0.00%     -10.53% to -11.03%
        2003 .............   1.15% to 1.95%     242,851     8.65 to 8.83        2,131,170       0.00%      21.08% to  21.94%
        2002 .............   1.15% to 1.60%      50,551     9.99 to 10.05         507,441       0.00%     -29.22% to -28.94%

     Rydex Variable Trust - Energy Fund
        2004 .............   1.15% to 2.40%   2,851,751    12.17 to 11.76      34,248,024       0.00%      13.51% to  12.86%
        2003 .............   1.15% to 1.95%     179,194     9.31 to 9.49        1,686,372       0.00%       6.99% to   7.60%
        2002 .............   1.15% to 1.60%      22,929     9.80 to 9.85          225,407       0.00%      -4.85% to  -4.52%

     Rydex Variable Trust - Energy Services Fund
        2004 .............   1.15% to 2.40%     568,400    13.46 to 13.01       7,573,068       0.00%      13.97% to  13.29%
        2003 .............   1.15% to 1.95%     132,778    11.54 to 11.75       1,550,851       0.00%       6.02% to   6.62%
        2002 .............   1.15% to 1.60%      93,181    12.12 to 12.20       1,135,671       0.00%      -4.20% to  -3.82%

     Rydex Variable Trust - Financial Services Fund
        2004 .............   1.15% to 2.40%   1,559,536    11.59 to 11.20      17,803,989       0.00%       3.48% to   2.88%
        2003 .............   1.15% to 1.95%     213,277     9.51 to  9.70       2,055,460       0.00%       9.68% to  10.31%
        2002 .............   1.15% to 1.55%      29,377    10.30 to 10.35         303,956       0.00%      -1.49% to  -1.19%

     Rydex Variable Trust - Health Care Fund
        2004 .............   1.15% to 2.40%   2,776,940    10.20 to 9.85       27,896,662       0.00%       3.89% to   3.29%
        2003 .............   1.15% to 1.95%     333,607     8.65 to 8.82        2,923,558       0.00%      14.56% to  15.21%
        2002 .............   1.15% to 1.40%     407,098     8.03 to 8.07        3,280,041       0.00%     -18.29% to -18.02%

     Rydex Variable Trust - Internet Fund
        2004 .............   1.15% to 2.40%   2,003,971    13.95 to 13.48      27,571,646       0.00%       9.45% to   8.85%
        2003 .............   1.15% to 1.95%     257,990     9.89 to 10.09       2,586,286       0.00%      27.83% to  28.60%
        2002 .............   1.15% to 1.40%       8,784     7.94 to 7.97           69,911       0.00%     -43.27% to -43.09%

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Rydex Variable Trust - Inverse Dynamic Dow 30 Fund
        2004 .............   1.15% to 1.85%     76,829   $ 9.65 to  9.64    $   741,205        0.00%      -3.46% to  -3.56%(a)(b)

     Rydex Variable Trust - Inverse Mid-Cap Fund
        2004 .............   1.15% to 1.85%     96,752     9.62 to  9.61        929,990        0.00%      -3.82% to  -3.92%(a)(b)

     Rydex Variable Trust - Inverse Small-Cap Fund
        2004 .............   1.15% to 2.05%  1,336,636     9.51 to  9.50     12,710,300        0.00%      -4.89% to  -5.03%(a)(b)

     Rydex Variable Trust - Juno Fund
        2004 .............   1.15% to 2.05%  1,791,866     9.60 to  9.50     17,152,043        0.00%      -2.54% to  -2.98%
        2003 .............   1.15% to 1.60%    716,065     9.42 to  9.43      6,748,301        0.00%      -5.84% to  -5.70%(a)(b)

     Rydex Variable Trust - Large Cap Europe Fund
        2004 .............   1.15% to 2.35%    526,429    10.74 to 10.38      5,621,792        0.00%      -3.05% to  -3.57%
        2003 .............   1.15% to 1.95%    397,074     8.49 to  8.66      3,425,930        0.00%       9.97% to  10.63%
        2002 .............   1.15% to 1.40%    138,239     9.82 to  9.86      1,359,883        0.00%     -11.07% to -10.79%

     Rydex Variable Trust - Large Cap Japan Fund
        2004 .............   1.15% to 2.05%  1,233,824    10.48 to 10.22     12,825,923        0.00%       8.16% to   7.75%
        2003 .............   1.15% to 1.60%    546,147     7.03 to  7.13      3,865,110        0.00%      -0.40% to   0.03%
        2002 .............   1.15% to 1.55%    237,332     9.24 to  9.29      2,198,980        0.00%       7.65% to   8.06%

     Rydex Variable Trust - Large-Cap Growth Fund
        2004 .............   1.15% to 1.85%     66,524    10.18 to 10.17        676,840        0.00%       1.81% to   1.70%(a)(b)

     Rydex Variable Trust - Large-Cap Value Fund
        2004 .............   1.15% to 1.80%    151,653    10.19 to 10.17      1,544,270        0.00%       1.85% to   1.75%(a)(b)

     Rydex Variable Trust - Leisure Fund
        2004 .............   1.15% to 2.40%    928,725    13.87 to 13.41     12,703,250        0.00%       5.59% to   5.00%
        2003 .............   1.15% to 1.90%     91,502    10.84 to 11.04      1,003,493        0.00%      11.41% to  12.07%
        2002 .............   1.15% to 1.60%     42,219    12.15 to 12.22        515,242        0.00%       4.13% to   4.55%

     Rydex Variable Trust - Long Dynamic Dow 30 Fund
        2004 .............   1.15% to 2.00%     57,816    10.23 to 10.21        590,843        0.00%       2.25% to   2.11%(a)(b)

     Rydex Variable Trust - Medius Fund
        2004 .............   1.15% to 2.40%  1,688,124    14.87 to 14.37     24,834,840        0.00%       7.02% to   6.44%
        2003 .............   1.15% to 1.60%    266,494    10.63 to 10.77      2,857,752        0.00%      16.27% to  16.77%
        2002 .............   1.15% to 1.60%    126,232    11.57 to 11.65      1,466,719        0.00%      -6.04% to  -5.66%

     Rydex Variable Trust - Mekros Fund
        2004 .............   1.15% to 2.35%  3,088,843    14.28 to 13.81     43,799,439        0.00%       8.38% to   7.83%
        2003 .............   1.15% to 1.60%  1,286,235     9.59 to  9.76     12,532,202        0.00%      19.60% to  20.29%
        2002 .............   1.15% to 1.60%    146,157    11.76 to 11.83      1,725,495        0.00%      -7.32% to  -6.95%

     Rydex Variable Trust - Mid-Cap Growth Fund
        2004 .............   1.15% to 2.00%    254,436    10.18 to 10.17      2,589,771        0.00%       1.81% to   1.67%(a)(b)

     Rydex Variable Trust - Mid-Cap Value Fund
        2004 .............   1.15% to 1.80%    388,383    10.38 to 10.37      4,030,119        0.00%       3.81% to   3.70%(a)(b)

     Rydex Variable Trust - Nova Fund
        2004 .............   1.15% to 2.40%  7,217,908    10.27 to  9.91     73,502,689        0.00%       4.39% to   3.80%
        2003 .............   1.15% to 1.75%    740,790     7.99 to  8.15      6,010,766        0.00%      13.30% to  14.02%
        2002 .............   1.15% to 1.55%    622,239     8.81 to  8.86      5,496,493        0.00%     -21.59% to -21.33%

     Rydex Variable Trust - OTC Fund
        2004 .............   1.15% to 2.40%  4,270,950    12.01 to 11.60     50,853,828        0.00%       2.37% to   1.79%
        2003 .............   1.15% to 1.60%  1,603,883     9.64 to  9.81     15,676,250        0.00%      19.56% to  20.19%
        2002 .............   1.15% to 1.60%    190,518     8.80 to  8.84      1,681,942        0.00%     -34.70% to -34.50%

     Rydex Variable Trust - Precious Metals Fund
        2004 .............   1.15% to 2.40%    548,139    14.85 to 14.37      8,096,297        0.00%     -21.57% to -22.03%
        2003 .............   1.15% to 1.95%    410,099    12.96 to 13.19      5,391,204        0.00%      -3.46% to  -2.96%
        2002 .............   1.15% to 1.60%    174,198    12.67 to 12.75      2,220,085        0.00%      34.41% to  34.96%

     Rydex Variable Trust - Real Estate Fund
        2004 .............   1.15% to 2.05%    210,543    13.79 to 13.47      2,885,162        0.00%       4.65% to   4.23%
        2003 .............   1.15% to 1.60%     95,665    11.03 to 11.20      1,066,192        0.00%       8.96% to   9.47%
        2002 .............   1.15% to 1.60%     82,554    11.28 to 11.34        935,055        0.00%       7.95% to   8.31%

          NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Rydex Variable Trust - Retailing Fund
        2004 .............   1.15% to 2.40%  1,297,637   $12.68 to 12.26    $ 16,186,022       0.00%       3.83% to   3.23%
        2003 .............   1.15% to 1.95%    192,290    10.36 to 10.56       2,013,761       0.00%      14.94% to  15.61%
        2002 .............   1.15% to 1.60%     13,315    10.87 to 10.92         145,040       0.00%      -8.03% to  -7.74%

     Rydex Variable Trust - Sector Rotation Fund
        2004 .............   1.15% to 2.05%    764,817     9.88 to  9.68       7,512,786       0.00%      -0.08% to  -0.48%
        2003 .............   1.15% to 1.75%    638,327     8.43 to  8.54       5,435,936       0.00%      10.31% to  10.96%
        2002 .............   1.15% to 1.60%    190,469     9.37 to  9.38       1,786,845       0.00%      -6.28% to  -6.17%(a)(b)

     Rydex Variable Trust - Small-Cap Growth Fund
        2004 .............   1.15% to 2.40%    761,645    10.63 to 10.61       8,088,428       0.00%       6.29% to   6.07%(a)(b)

     Rydex Variable Trust - Small-Cap Value Fund
        2004 .............   1.15% to 2.40%  1,058,451    10.58 to 10.56      11,187,824       0.00%       5.77% to   5.55%(a)(b)

     Rydex Variable Trust - Technology Fund
        2004 .............   1.15% to 2.40%  1,059,395    12.82 to 12.38      13,386,486       0.00%       0.09% to  -0.46%
        2003 .............   1.15% to 1.95%    314,594     9.89 to 10.08       3,155,030       0.00%      24.83% to  25.59%
        2002 .............   1.15% to 1.55%     36,125     8.86 to  8.90         321,112       0.00%     -33.51% to -33.32%

     Rydex Variable Trust - Telecommunications Fund
        2004 .............   1.15% to 2.40%  1,161,153     8.52 to  8.21       9,741,084       0.00%       5.32% to   4.72%
        2003 .............   1.15% to 1.95%    380,562     6.79 to  6.94       2,626,569       0.00%      12.70% to  13.36%
        2002 .............   1.15% to 1.40%     22,152     5.81 to  5.84         129,112       0.00%     -43.20% to -42.97%

     Rydex Variable Trust - Titan 500 Fund
        2004 .............   1.15% to 2.05%  2,425,170     9.91 to  9.65      23,916,764       0.00%       4.08% to   3.69%
        2003 .............   1.15% to 1.60%  1,576,585     7.24 to  7.38      11,601,249       0.00%      17.93% to  18.65%
        2002 .............   1.15% to 1.60%    134,631     8.14 to  8.18       1,098,243       0.00%     -30.06% to -29.83%

     Rydex Variable Trust - Transportation Fund
        2004 .............   1.15% to 2.40%  2,016,302    13.20 to 12.76      26,301,970       0.00%       5.28% to   4.66%
        2003 .............   1.15% to 1.90%     23,750    10.61 to 10.81         254,354       0.00%       2.11% to   2.70%
        2002 .............   1.15% to 1.60%     53,561    11.90 to 11.97         640,232       0.00%      -1.09% to  -0.69%

     Rydex Variable Trust - U.S. Government Bond Fund
        2004 .............   1.15% to 2.35%    936,493    10.77 to 10.42       9,975,308       2.40%      -2.77% to  -3.36%
        2003 .............   1.15% to 1.95%    524,357    11.84 to 12.06       6,283,134       2.24%       5.95% to   6.46%
        2002 .............   1.15% to 1.60%  1,524,876     9.77 to  9.82      14,956,376       1.98%       1.34% to   1.70%

     Rydex Variable Trust - Ursa Fund
        2004 .............   1.15% to 2.35%  1,195,041     7.85 to  7.59       9,277,513       0.00%      -4.70% to  -5.35%
        2003 .............   1.15% to 1.95%  1,849,610     9.39 to  9.56      17,561,500       0.00%     -12.83% to -12.39%
        2002 .............   1.15% to 1.60%      8,009    10.23 to 10.29          82,214       0.00%      12.94% to  13.35%

     Rydex Variable Trust - Utilities Fund
        2004 .............   1.15% to 2.40%    435,848     7.94 to  7.65       3,416,761       0.00%       3.21% to   2.61%
        2003 .............   1.15% to 1.95%    298,563     7.14 to  7.29       2,162,822       0.00%      16.83% to  17.54%
        2002 .............   1.15% to 1.60%     12,933     7.64 to  7.68          99,179       0.00%     -18.04% to -17.75%

     Rydex Variable Trust - Velocity 100 Fund
        2004 .............   1.15% to 2.05%  1,565,605     9.38 to  9.11      14,561,113       0.00%       3.09% to   2.71%
        2003 .............   1.15% to 1.60%    469,497     6.32 to  6.46       3,006,886       0.00%      38.45% to  39.45%
        2002 .............   1.15% to 1.60%    563,698     6.05 to  6.08       3,419,301       0.00%     -60.54% to -60.40%

     Smith Barney GSSF - Fundamental Value Portfolio
        2003 .............       1.30%           2,968        17.71               52,574       0.00%           14.16%
        2002 .............       1.30%           6,925        17.93              124,196       0.00%          -10.22%
        2001 .............       1.30%           8,275        21.05              174,180       0.00%           -1.49%
        2000 .............       1.30%          11,904        18.87              224,673       1.84%            5.05%

     Smith Barney GSSF - Intermediate High Grade Portfolio
        2000 .............       1.30%           1,363        11.40               15,532       8.56%            1.97%

     Smith Barney TSF - International All Cap Growth Portfolio
        2004 .............       1.30%           5,221         9.93               51,835       0.00%            2.13%
        2003 .............       1.30%           7,469         8.18               61,128       0.00%            5.91%
        2002 .............       1.30%           8,168         9.21               75,225       0.00%          -12.59%
        2001 .............       1.30%           8,171        11.98               97,894       0.00%          -22.76%
        2000 .............       1.30%          16,914        17.70              299,447       0.72%          -14.15%

    NATIONWIDE VARIABLE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                    Investment
                                Expense                        Unit           Contract        Income           Total
                                 Rate*         Units        Fair Value     Owners' Equity     Ratio**        Return***
                             -------------   ---------   ---------------   --------------   ----------   -----------------
     Smith Barney TSF - Large Cap Value Portfolio
        2004 .............       1.30%        299,764         $14.60        $  4,376,936       0.00%             2.88%
        2003 .............       1.30%        367,054          12.45           4,569,780       0.00%            10.48%
        2002 .............       1.30%        406,205          13.22           5,370,971       0.00%           -13.63%
        2001 .............       1.30%         11,017          16.26             179,184       1.31%            -3.71%
        2000 .............       1.30%         14,952          14.82             221,661       1.49%            -2.01%

     Smith Barney TSF - Money Market Portfolio
        2004 .............       1.30%         11,566          12.34             142,740       0.22%            -0.38%
        2003 .............       1.30%         24,529          12.44             305,025       0.38%            -0.27%
        2002 .............       1.30%         36,005          12.48             449,237       0.64%             0.02%
        2001 .............       1.30%          1,148          12.40              14,233       2.34%             1.74%
        2000 .............       1.30%          1,151          11.89              13,690       1.82%             2.16%

     Smith Barney VAF - The Income and Growth Portfolio
        2001 .............       1.30%        234,496          32.03           7,511,313       1.25%            -4.71%
        2000 .............       1.30%        312,477          29.66           9,266,762       1.45%            -0.96%

     Smith Barney VAF - The Reserve Account Portfolio
        2001 .............       1.30%          1,848          14.56              26,912       6.74%             1.25%
        2000 .............       1.30%          2,590          14.12              36,575       8.01%             1.78%

     Smith Barney VAF - The U.S. Government/High Quality Securities Portfolio
        2001 .............       1.30%         25,434          16.93             430,692       5.95%             1.12%
        2000 .............       1.30%         37,619          16.45             618,763       3.17%             1.51%
                                                                            ------------

        2004 Reserves for annuity contracts in payout phase: ...........         171,997
                                                                            ------------
        2004 Contract owners' equity ...................................    $851,571,239
                                                                            ============

        2003 Reserves for annuity contracts in payout phase: ...........          74,240
                                                                            ------------
        2003 Contract owners' equity ...................................    $319,692,097
                                                                            ============

        2002 Reserves for annuity contracts in payout phase: ...........          97,170
                                                                            ------------
        2002 Contract owners' equity ...................................    $118,341,132
                                                                            ============

        2001 Reserves for annuity contracts in payout phase: ...........         146,887
                                                                            ------------
        2001 Contract owners' equity ...................................    $  8,581,295
                                                                            ============

        2000 Reserves for annuity contracts in payout phase: ...........         163,973
                                                                            ------------
        2000 Contract owners' equity ...................................    $ 10,861,076
                                                                            ============

* This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

*** This represents the range of minimum and maximum total returns for the underlying mutual fund option for the six month period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

--------------------------------------------------------------------------------

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

                                                                    ------------
                                                                      PRSRT STD
                                                                    U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE
                                                                    ------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company